UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-1028

Ivy Funds
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: March 31

Date of reporting period: June 30, 2009

ITEM 1. SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS
Ivy Balanced Fund
(in thousands)	JUNE 30, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense - 2.98%
General Dynamics Corporation	33	$1,850
Lockheed Martin Corporation	34	2,774
		4,624
Air Freight & Logistics - 0.93%
Expeditors International of Washington, Inc.	43	1,444

Asset Management & Custody Banks - 2.11%
Northern Trust Corporation	61	3,274

Automobile Manufacturers - 0.55%
Ford Motor Company (A)	141	857

Biotechnology - 2.59%
Gilead Sciences, Inc. (A)	86	4,024

Casinos & Gaming - 0.64%
Wynn Resorts, Limited (A)	28	988

Communications Equipment - 5.97%
Cisco Systems, Inc. (A)	200	3,720
Nokia Corporation, Series A, ADR	142	2,066
QUALCOMM Incorporated	77	3,489
		9,275
Computer Hardware - 4.06%
Apple Inc. (A)	21	3,005
Hewlett-Packard Company	85	3,289
		6,294
Department Stores - 1.12%
Kohl's Corporation (A)	41	1,744

Distillers & Vintners - 1.22%
Brown-Forman Corporation, Class B	44	1,889

Diversified Chemicals - 1.25%
E.I. du Pont de Nemours and Company	76	1,947

Electric Utilities - 1.76%
Exelon Corporation	53	2,729

Electrical Components & Equipment - 1.80%
Emerson Electric Co.	86	2,793

Footwear - 1.20%
NIKE, Inc., Class B	36	1,864

General Merchandise Stores - 1.14%
Target Corporation	45	1,776

Health Care Equipment - 0.81%
Zimmer Holdings, Inc. (A)	30	1,261

Health Care Supplies - 1.86%
DENTSPLY International Inc.	94	2,881

Home Entertainment Software - 0.61%
Activision Blizzard, Inc. (A)	75	947

Home Improvement Retail - 1.55%
Home Depot, Inc. (The)	101	2,397

Household Products - 2.73%
Colgate-Palmolive Company	60	4,230

Hypermarkets & Super Centers - 2.28%
Wal-Mart Stores, Inc.	73	3,536

Integrated Oil & Gas - 2.13%
Exxon Mobil Corporation	47	3,300

Integrated Telecommunication Services - 0.69%
AT&T Inc.	43	1,068

Oil & Gas Equipment & Services - 1.21%
Schlumberger Limited	35	1,872

Oil & Gas Exploration & Production - 0.68%
XTO Energy Inc.	28	1,060

Other Diversified Financial Services - 2.06%
JPMorgan Chase & Co.	94	3,203

Packaged Foods & Meats - 1.78%
Hershey Foods Corporation	77	2,765

Pharmaceuticals - 6.54%
Abbott Laboratories	80	3,749
Allergan, Inc.	40	1,884
Bristol-Myers Squibb Company	48	979
Johnson & Johnson	62	3,527
		10,139
Property & Casualty Insurance - 3.75%
Berkshire Hathaway Inc., Class B (A)	1	2,401
Travelers Companies, Inc. (The)	83	3,415
		5,816
Regional Banks - 1.32%
PNC Financial Services Group, Inc. (The)	53	2,041

Semiconductors - 2.45%
Microchip Technology Incorporated	169	3,800

Soft Drinks - 3.80%
Coca-Cola Company (The)	51	2,423
PepsiCo, Inc.	63	3,485
		5,908
Specialized Finance - 1.64%
CME Group Inc.	8	2,551

Systems Software - 1.65%
Microsoft Corporation	108	2,561

Tobacco - 2.68%
Lorillard, Inc.	31	2,074
Philip Morris International Inc.	48	2,089
		4,163
TOTAL COMMON STOCKS - 71.54%		$111,021

(Cost: $100,902)

CORPORATE DEBT SECURITIES	Principal

Agricultural Products - 0.51%
Archer-Daniels-Midland Company,
7.000%, 2-1-31	$700	785

Airlines - 0.33%
Southwest Airlines Co.,
6.500%, 3-1-12	500	518

Banking - 1.29%
JPMorgan Chase & Co.,
4.650%, 6-1-14	1,000	998
U.S. BANCORP,
4.200%, 5-15-14	1,000	1,011
		2,009
Beverage / Bottling - 0.65%
Anheuser-Busch InBev Worldwide Inc.,
5.375%, 11-15-14 (B)	1,000	1,009

Communications Equipment - 0.68%
Cisco Systems, Inc.,
5.250%, 2-22-11	1,000	1,054

Construction & Farm Machinery & Heavy Trucks - 0.34%
John Deere Capital Corporation,
5.250%, 10-1-12	500	528

Department Stores - 0.67%
Kohl's Corporation,
6.300%, 3-1-11	1,000	1,041

Distillers & Vintners - 0.64%
Diageo Capital plc,
4.375%, 5-3-10	1,000	1,015

Diversified Banks - 0.17%
Wells Fargo Bank, N.A.,
7.550%, 6-21-10	250	262

Electric - 0.37%
Hydro-Quebec,
8.000%, 2-1-13	500	568

Electric Utilities - 0.68%
Exelon Corporation,
6.950%, 6-15-11	1,000	1,059

Food Processors - 0.60%
Cargill, Inc.,
6.375%, 6-1-12 (B)	400	426
Kellogg Company,
4.450%, 5-30-16	500	500
		926
Food Retail - 0.69%
Kroger Co. (The),
6.200%, 6-15-12	1,000	1,070

Home Improvement Retail - 0.67%
Home Depot, Inc. (The),
5.200%, 3-1-11	1,000	1,035

Industrial Gases - 0.67%
Praxair, Inc.,
4.375%, 3-31-14	1,000	1,036

Industrial Machinery - 0.68%
Illinois Tool Works Inc.,
5.150%, 4-1-14 (B)	1,000	1,052

Integrated Oil & Gas - 1.00%
Chevron Corporation,
3.450%, 3-3-12	500	516
ConocoPhillips,
4.750%, 2-1-14	1,000	1,041
		1,557
Integrated Telecommunication Services - 0.67%
AT&T Inc.,
4.850%, 2-15-14	1,000	1,038

Metals / Mining - 1.23%
Newmont Mining Corporation, Convertible,
3.000%, 2-15-12	1,200	1,353
Rio Tinto Finance (USA) Limited,
8.950%, 5-1-14	500	556
		1,909
Oil & Gas Exploration & Production - 0.36%
XTO Energy Inc.,
7.500%, 4-15-12	500	554

Other Non-Agency REMIC/CMO - %
Banco Hipotecario Nacional:
7.916%, 7-25-09 (C)	7	--*
8.000%, 3-31-11 (C)	23	--*
		--*
Packaged Foods & Meats - 0.24%
Unilever Capital Corporation,
5.900%, 11-15-32	350	375

Pharmaceuticals - 2.02%
Abbott Laboratories,
3.750%, 3-15-11	1,000	1,034
Pfizer Inc.,
4.450%, 3-15-12	1,000	1,050
Roche Holding Ltd,
5.000%, 3-1-14 (B)	1,000	1,046
		3,130
Property & Casualty Insurance - 0.67%
Berkshire Hathaway Finance Corporation,
4.000%, 4-15-12 (B)	1,000	1,034

Soft Drinks - 0.33%
PepsiCo, Inc.,
3.750%, 3-1-14	500	510

Systems Software - 0.32%
Microsoft Corporation,
2.950%, 6-1-14	500	497

TOTAL CORPORATE DEBT SECURITIES - 16.48%		$25,571

(Cost: $24,414)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 2.04%

Mortgage-Backed Obligations
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.000%, 9-1-17	256	271
5.000%, 1-1-18	291	304
5.500%, 4-1-18	131	138
6.500%, 10-1-28	111	120
6.500%, 2-1-29	21	23
7.000%, 5-1-31	22	24
7.500%, 5-1-31	35	38
7.000%, 7-1-31	33	36
7.000%, 9-1-31	46	51
7.000%, 9-1-31	34	37
7.000%, 11-1-31	107	118
6.500%, 2-1-32	126	136
7.000%, 2-1-32	119	131
7.000%, 2-1-32	73	80
6.500%, 3-1-32	31	33
7.000%, 3-1-32	75	83
7.000%, 6-1-32	25	28
7.000%, 7-1-32	132	146
6.500%, 8-1-32	55	60
6.000%, 9-1-32	478	503
6.500%, 9-1-32	114	123
5.500%, 5-1-33	217	225
5.500%, 5-1-33	122	127
5.500%, 5-1-33	108	113
5.500%, 6-1-33	210	217
(Cost: $3,046)		$3,165

UNITED STATES GOVERNMENT OBLIGATIONS - 6.36%

Treasury Obligations
United States Treasury Bonds,
7.500%, 11-15-16	500	638
United States Treasury Notes:
4.000%, 3-15-10	800	820
4.250%, 10-15-10	2,000	2,093
3.875%, 2-15-13	1,250	1,333
3.625%, 5-15-13	750	793
4.250%, 8-15-13	900	973
4.250%, 8-15-15	3,000	3,219
(Cost: $9,224)		$9,869

SHORT-TERM SECURITIES - 0.57%

Master Note
Toyota Motor Credit Corporation,
0.197%, 7-1-09 (D)	880	$880
(Cost: $880)

TOTAL INVESTMENT SECURITIES - 96.99%		$150,506

(Cost: $138,466)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 3.01%		4,671

NET ASSETS - 100.00%		$155,177

Notes to Schedule of Investments

In accordance with Accounting Standards Codification (ASC) Section 820-10 (formerly Financial Accounting Standard 157), fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820-10 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above ASC 820-10 fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$111,021	$––	$––
Corporate Debt Securities	––	25,571	––	*
United States Government Agency Obligations	––	3,165	––
United States Government Obligations	––	9,869	––
Short-Term Securities	––	880	––

	111,021	39,485	––	*
Other Financial Instruments+	––	––	––

Total	$111,021	$39,485	$––	*

+Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, futures, forward foreign currency contracts and swap contracts.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Corporate Debt Securities

Beginning Balance 4-1-09	$––	*
Net realized gain (loss)	3
Net unrealized appreciation (depreciation)	2
Net purchases (sales)	(5)
Transfers in and/or (out) of Level 3 during the period	––

Ending Balance 6-30-09	$––	*

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-09	$2

*Not shown due to rounding.

(A)No dividends were paid during the preceding 12 months.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At June 30, 2009, the total value of these securities amounted to $4,567 or 2.94% of net assets.

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At June 30, 2009, the total value of these securities amounted to $-* or 0.00% of net assets.

(D)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2009.

The following acronyms are used throughout this schedule:
ADR = American Depositary Receipt
CMO = Collateralized Mortgage Obligation
REMIC = Real Estate Mortgage Investment Conduit

SCHEDULE OF INVESTMENTS
Ivy Bond Fund
(in thousands)	JUNE 30, 2009 (UNAUDITED)

PREFERRED STOCKS	Shares	Value

Diversified REITs - 0.15%
PS Business Parks, Inc., 7.0% Cumulative (A)	11	$194

Specialized REITs - 0.03%
Public Storage, Inc., 6.25% Cumulative (A)	2	41

TOTAL PREFERRED STOCKS - 0.18%		$235

(Cost: $315)

CORPORATE DEBT SECURITIES	Principal

Airlines - 0.36%
Continental Airlines,
9.000%, 7-8-16	$465	463

Banking - 1.97%
Citigroup Inc.,
6.500%, 8-19-13	375	364
HSBC Finance Corporation,
5.700%, 6-1-11	400	404
JPMorgan Chase & Co. (Federal Deposit Insurance Corporation),
2.625%, 12-1-10 (B)	400	410
PNC Funding Corp (Federal Deposit Insurance Corporation),
2.300%, 6-22-12 (B)	625	630
Sovereign Bank (Federal Deposit Insurance Corporation),
2.750%, 1-17-12 (B)	705	715
		2,523
Beverage / Bottling - 2.23%
Bottling Group, LLC,
6.950%, 3-15-14	630	719
Miller Brewing Company,
5.500%, 8-15-13 (C)	2,160	2,136
		2,855
Biotechnology - 0.29%
Amgen Inc.,
6.400%, 2-1-39	355	377

Building Products - 0.38%
CRH America, Inc.,
6.000%, 9-30-16	545	485

Cable & Satellite - 1.05%
Cox Communications, Inc.:
7.125%, 10-1-12	450	484
5.450%, 12-15-14	200	199
Time Warner Cable Inc.,
7.500%, 4-1-14	605	666
		1,349
Car Loan - 1.37%
Capital Auto Receivables Asset Trust 2007-1,
6.570%, 9-16-13 (D)	625	423
Capital Auto Receivables Asset Trust 2007-2,
8.300%, 2-18-14 (C)	275	196
Capital Auto Receivables Asset Trust 2007-3,
8.000%, 3-17-14 (D)	480	334
Ford Credit Auto Owner Trust 2006-B,
7.120%, 2-15-13 (D)	140	99
Ford Credit Auto Owner Trust 2006-C,
6.890%, 5-15-13 (D)	200	133
Ford Credit Auto Owner Trust 2007-A,
7.050%, 12-15-13 (D)	175	106
Ford Credit Auto Owner Trust 2009-B A3,
2.790%, 8-15-13	350	351
JPMorgan Auto Receivables Trust 2007-A,
7.090%, 2-15-14 (D)	148	110
		1,752
Construction & Engineering - 0.23%
USG Corporation,
6.300%, 11-15-16	400	296

Consumer Finance - 0.27%
American Express Bank, FSB (Federal Deposit Insurance Corporation),
3.150%, 12-9-11 (B)	250	259
Green Tree Financial Corporation,
6.400%, 10-15-18	93	86
		345
Electric - 0.88%
CenterPoint Energy Houston Electric, LLC,
7.000%, 3-1-14	350	377
FirstEnergy Generation Corp.,
6.850%, 6-1-34	291	248
PacifiCorp,
6.000%, 1-15-39	250	262
Pennsylvania Electric Company,
5.125%, 4-1-14	250	246
		1,133
Energy - 0.31%
Husky Energy, Inc.,
7.250%, 12-15-19	365	399

Finance - Other - 3.29%
Allied Capital Corporation,
6.625%, 7-15-11	685	386
Ameriprise Financial, Inc.,
7.300%, 6-28-19	240	246
General Electric Capital Corporation (Federal Deposit Insurance Corporation):
1.625%, 1-7-11 (B)	1,415	1,428
3.000%, 12-9-11 (B)	305	315
John Deere Capital Corporation (Federal Deposit Insurance Corporation),
2.875%, 6-19-12 (B)	705	723
Lazard Group LLC,
6.850%, 6-15-17	800	734
Symetra Financial Corporation,
8.300%, 10-15-37 (D)	885	383
		4,215
Food Processors - 0.57%
Cargill, Incorporated,
5.200%, 1-22-13 (C)	725	734

Gas Pipe Lines - 0.85%
Florida Gas Transmission,
7.900%, 5-15-19 (C)	180	198
Magellan Midstream Partners, L.P.:
6.400%, 7-15-18	200	204
6.550%, 7-15-19	300	308
Williams Partners L.P. and Williams Partners Finance Corporation,
7.250%, 2-1-17	420	383
		1,093
Health Care Equipment - 0.82%
Hospira, Inc.,
6.400%, 5-15-15	995	1,048

Health Care Supply - 1.13%
Beckman Coulter, Inc.,
7.000%, 6-1-19	380	402
Express Scripts, Inc.,
6.250%, 6-15-14	220	233
Express Scripts,Inc.,
7.250%, 6-15-19	150	165
Humana Inc.,
8.150%, 6-15-38	520	416
Quest Diagnostics Incorporated,
5.450%, 11-1-15	240	233
		1,449
Independent Power Producers & Energy Traders - 0.38%
NRG Energy, Inc.,
8.500%, 6-15-19	500	484

Information / Data Technology - 1.12%
Intuit Inc.,
5.750%, 3-15-17	310	295
Oracle Corporation,
6.125%, 7-8-39	1,150	1,142
		1,437
Integrated Oil & Gas - 0.30%
BP Capital Markets p.l.c.,
3.875%, 3-10-15	385	386

Investment Banking & Brokerage - 3.22%
Goldman Sachs Group, Inc. (The):
5.700%, 9-1-12	610	639
5.150%, 1-15-14	485	487
Morgan Stanley:
5.300%, 3-1-13	635	643
4.750%, 4-1-14	165	156
6.250%, 8-28-17	300	290
Morgan Stanley (Federal Deposit Insurance Corporation),
2.900%, 12-1-10 (B)	1,150	1,183
Novartis Securities Investment Ltd.,
5.125%, 2-10-19	715	731
		4,129
Life Insurance - 2.11%
Aflac Incorporated,
8.500%, 5-15-19	720	769
Liberty Mutual Group, Inc.,
7.300%, 6-15-14 (C)	1,000	838
Liberty Mutual Holding Company Inc.,
7.800%, 3-15-37 (D)	360	202
MetLife, Inc.,
6.750%, 6-1-16	350	356
StanCorp Financial Group, Inc.:
6.875%, 10-1-12	450	397
6.900%, 6-1-67	300	146
		2,708
Metals / Mining - 0.31%
Rio Tinto Finance (USA) Limited,
8.950%, 5-1-14	360	400

Oil & Gas - 0.87%
PC Financial Partnership,
5.000%, 11-15-14	355	353
Sunoco, Inc.,
9.625%, 4-15-15	680	765
		1,118
Oil & Gas Equipment & Services - 0.43%
Smith International, Inc.,
8.625%, 3-15-14	500	548

Oil & Gas Refining & Marketing - 0.52%
Valero Energy Corporation,
4.750%, 4-1-14	685	663

Oil & Gas Storage & Transportation - 3.65%
Energy Transfer Partners, L.P.,
9.700%, 3-15-19	1,000	1,148
Kinder Morgan Energy Partners, L.P.,
9.000%, 2-1-19	1,150	1,307
NuStar Logistics, L.P.,
7.650%, 4-15-18	1,200	1,164
Williams Companies, Inc. (The),
8.750%, 1-15-20 (C)	1,000	1,043
		4,662
Other Diversified Financial Services - 0.44%
Bank of America Corporation,
7.375%, 5-15-14	540	558

Other Mortgage-Backed Securities - 10.97%
ABFS Mortgage Loan Trust 2002-4,
7.423%, 12-15-33 (E)	76	17
American Express Credit Account Master Trust,
0.349%, 12-15-13 (E)	485	475
Asset Securitization Corporation,
7.760%, 2-14-43 (E)	170	105
Asset Securitization Corporation (Interest Only),
1.492%, 10-13-26 (C)(E)(F)	729	18
Associates Manufactured Housing Contract Pass-Through Certificates,
7.725%, 6-15-28 (E)	51	50
Banc of America Alternative Loan Trust 2005-10:
5.666%, 11-25-35 (E)	270	39
5.666%, 11-25-35 (E)	130	13
Banc of America Alternative Loan Trust 2005-12:
5.803%, 1-25-36 (E)	288	33
5.803%, 1-25-36 (E)	209	14
Banc of America Alternative Loan Trust 2006-4,
6.220%, 5-25-46 (E)	314	54
Banc of America Alternative Loan Trust 2006-8,
6.286%, 11-25-46 (E)	140	4
Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2001-1,
6.125%, 4-15-36 (C)	380	262
Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2002-2,
6.200%, 7-11-43 (C)	275	112
Banc of America Mortgage 2007-1 Trust,
6.000%, 3-25-37	165	17
Bear Stearns Commercial Mortgage Securities Trust 2002-TOP6,
6.000%, 10-15-36 (C)	320	105
Bear Stearns Commercial Mortgage Securities Trust 2004-PWR4,
5.468%, 6-11-41 (E)	1,500	1,362
BlackRock Capital Finance,
7.750%, 9-25-26 (C)	92	28
CarMax Auto Owner Trust 2007-3,
7.580%, 3-17-14	380	247
C-Bass 2006-CB2 Trust,
5.860%, 12-25-36	530	134
C-Bass 2006-MH1 Trust:
6.240%, 10-25-36 (C)(E)	96	81
6.250%, 10-25-36 (C)(E)	170	113
CD 2006-CD2 Mortgage Trust,
5.805%, 1-15-46 (D)(E)	710	428
Cendant Mortgage Corporation and Bishop's Gate Residential Mortgage Trust,
6.250%, 6-25-32 (D)	93	55
Centex Home Equity Loan Trust 2005-C,
5.048%, 6-25-35 (E)	370	294
CHL Mortgage Pass-Through Trust 2004-J4,
5.250%, 5-25-34	660	372
Citibank Omni Master Trust, Class 2007-A9,
1.415%, 12-23-13 (E)	660	659
CitiMortgage Alternative Loan Trust, Series 2007-A7:
6.237%, 7-25-37 (E)	153	1
6.250%, 7-25-37	405	67
COMM 2006-CNL2,
5.756%, 2-5-19 (C)(E)	95	45
Commercial Mortgage Asset Trust,
6.000%, 11-17-32	225	55
CountryPlace Manufactured Housing Contract Trust 2005-1,
5.200%, 12-15-35 (D)(E)	300	136
CSFB Commercial Mortgage Trust 2003-C4,
5.322%, 8-15-36 (C)(E)	500	135
CWHEQ Home Equity Loan Trust, Series 2006-S3,
6.085%, 6-25-21 (E)	651	188
CWHEQ Home Equity Loan Trust, Series 2006-S6,
5.962%, 3-25-34 (E)	204	55
CWHEQ Home Equity Loan Trust, Series 2007-S2,
5.934%, 5-25-37 (E)	527	135
Discover Card Execution Note Trust,
5.650%, 3-16-20	385	386
First Horizon Mortgage Pass-Through Trust 2003-8,
5.136%, 10-25-33 (E)	86	21
Flagstar Home Equity Loan Trust 2007-1,
5.997%, 1-25-35 (C)(E)	415	70
GE Capital Commercial Mortgage Corp. 2002-2,
6.039%, 8-11-36 (C)	565	361
Global Mortgage Securitization 2005-A Ltd. and Global Mortgage Securitization 2005-A LLC:
5.250%, 4-25-32	166	96
5.402%, 4-25-32 (E)	246	86
Global Mortgage Securitization Ltd. and Global Mortgage Securitization, LLC:
5.250%, 11-25-32 (D)	251	170
5.250%, 11-25-32 (D)	215	168
GMACM Home Equity Loan Trust 2006-HE3,
6.088%, 10-25-36 (E)	485	74
GMACM Home Equity Loan Trust 2007-HE1,
5.952%, 8-25-37 (E)	570	175
Home Equity Loan Trust 2003-HS2,
5.090%, 7-25-33 (E)	6	5
Hometown Commercial Capital, LLC Hometown Commercial Mortgage Pass-Through Notes 2006-1,
5.506%, 11-11-38 (D)	430	194
Hometown Commercial Trust 2007-1, Commercial Mortgage- Backed Notes, Series 2007-1,
6.057%, 6-11-39 (D)	454	132
J.P. Morgan Mortgage Acquisition Trust 2006-CW2,
6.337%, 8-25-36 (E)	590	166
J.P. Morgan Mortgage Trust 2005-S2,
5.673%, 9-25-35 (E)	489	91
Lehman XS Trust, Series 2005-8,
5.690%, 12-25-35	568	350
MBNA Credit Card Master Note Trust,
6.800%, 7-15-14	325	316
Morgan Stanley Capital I Trust 2004-TOP15,
5.030%, 6-13-41	1,000	953
Morgan Stanley Capital I Trust 2007-HQ12,
5.811%, 4-12-49 (E)	1,160	1,081
Multi Security Asset Trust LP, Commercial Mortgage-Backed Securities Pass-Through Certificates, Series 2005-RR4:
5.880%, 11-28-35 (D)(E)	155	9
5.880%, 11-28-35 (D)(E)	105	6
Multi Security Asset Trust LP, Commercial Mortgage-Backed Securities Pass-Through Certificates, Series 2005-RR4 (Interest Only),
1.130%, 11-28-35 (D)(E)(F)	2,638	32
National Collegiate Trust 1997-S2 (The),
7.240%, 9-20-14	92	29
Nomura Asset Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 1998-D6,
6.000%, 3-15-30 (C)	500	404
Origen Manufactured Housing Contract Trust 2004-A,
5.700%, 1-15-35 (E)	100	74
Origen Manufactured Housing Contract Trust 2004-B,
5.730%, 11-15-35 (E)	47	32
Origen Manufactured Housing Contract Trust 2005-A:
4.490%, 5-15-18	46	45
5.860%, 6-15-36 (E)	120	79
Origen Manufactured Housing Contract Trust 2005-B,
5.605%, 5-15-22	80	68
RALI Series 2003-QS10 Trust,
5.750%, 5-25-33	225	156
RASC Series 2003-KS10 Trust,
6.410%, 12-25-33	81	29
RESI Finance Limited Partnership 2003-C and RESI Finance DE Corporation 2003-C,
1.723%, 9-10-35 (D)(E)	931	399
Structured Asset Securities Corporation,
5.630%, 5-25-34 (E)	158	63
TIAA Seasoned Commercial Mortgage Trust 2007-C4,
5.692%, 8-15-39 (E)	1,297	1,320
TimberStar Trust I,
6.208%, 10-15-36 (C)	460	345
Wells Fargo Alternative Loan 2007-PA3 Trust,
6.086%, 7-25-37 (E)	860	50
Wells Fargo Mortgage Backed Securities 2003-9 Trust,
5.250%, 8-25-33 (C)	247	108
		14,051
Other Non-Agency REMIC/CMO - 0.16%
Banco Hipotecario Nacional,
7.916%, 7-25-09 (D)	7	––	*
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-WF2,
6.000%, 7-15-31 (C)	500	183
Mellon Residential Funding,
6.750%, 6-25-28	19	17
		200
Pharmaceuticals - 0.57%
Laboratory Corporation of America Holdings,
5.500%, 2-1-13	215	211
Pfizer Inc.,
2.579%, 3-15-11 (E)	500	515
		726
Property & Casualty Insurance - 1.29%
Chubb Corporation (The),
6.375%, 3-29-67	700	560
Fund American Companies, Inc.,
5.875%, 5-15-13	560	528
Travelers Companies, Inc. (The),
6.250%, 3-15-37	700	564
		1,652
Railroads - 0.40%
Norfolk Southern Corporation,
5.750%, 1-15-16 (C)	500	518

REITs - 0.84%
ERP Operating Limited Partnership,
5.750%, 6-15-17	510	476
Westfield Group,
7.500%, 6-2-14 (C)	600	595
		1,071
Residential REITs - 0.47%
Camden Property Trust,
4.700%, 7-15-09	600	600

Securities - 0.84%
Jefferies Group, Inc.:
6.450%, 6-8-27	1,090	801
6.250%, 1-15-36	400	276
		1,077
Service - Other - 0.70%
ERAC USA Finance Company,
5.900%, 11-15-15 (D)	265	243
Waste Management, Inc.,
6.375%, 3-11-15	380	393
WMG Acquisition Corp.,
9.500%, 6-15-16 (C)	250	249
		885
Specialized REITs - 0.45%
Healthcare Realty Trust Incorporated,
5.125%, 4-1-14	660	582

Steel - 0.62%
Allegheny Technologies Incorporated,
9.375%, 6-1-19	750	795

Tobacco - 1.82%
Altria Group, Inc.,
10.200%, 2-6-39	1,250	1,475
Reynolds American Inc.:
7.250%, 6-1-12	320	321
7.625%, 6-1-16	380	381
6.750%, 6-15-17	170	159
		2,336
Wireless Telecommunication Service - 1.14%
Verizon Wireless Capital LLC,
5.550%, 2-1-14 (C)	1,375	1,460

TOTAL CORPORATE DEBT SECURITIES - 49.62%		$63,562

(Cost: $74,301)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations - 0.96%
Federal Home Loan Mortgage Corporation,
3.750%, 6-28-13	420	441
Federal National Mortgage Association,
4.750%, 12-15-10	750	794
		1,235
Mortgage-Backed Obligations - 30.96%
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
6.500%, 9-1-32	159	172
6.000%, 11-1-33	326	342
5.500%, 5-1-34	145	151
5.500%, 5-1-34	90	93
5.500%, 6-1-34	1,118	1,159
5.000%, 7-1-34	1,150	1,169
6.000%, 7-1-34	2,000	2,088
5.000%, 9-1-34	34	34
5.500%, 9-1-34	97	100
5.500%, 10-1-34	269	280
5.500%, 7-1-35	2,995	3,091
5.500%, 7-1-35	317	329
5.500%, 7-1-35	154	159
5.500%, 10-1-35	439	456
5.000%, 11-1-35	2,838	2,896
7.000%, 12-1-37	471	507
4.500%, 7-1-39 TBA	340	338
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.500%, 1-1-17	101	107
6.000%, 9-1-17	66	70
5.500%, 3-1-18	74	78
5.000%, 6-1-18	270	283
5.000%, 7-1-18	96	100
7.500%, 5-1-31	80	88
7.000%, 9-1-31	31	34
7.000%, 11-1-31	60	66
6.500%, 12-1-31	37	40
7.000%, 2-1-32	54	59
7.000%, 3-1-32	64	71
6.500%, 4-1-32	17	18
6.500%, 5-1-32	18	19
6.500%, 7-1-32	49	53
6.500%, 8-1-32	40	43
6.500%, 8-1-32	40	43
6.500%, 9-1-32	71	77
6.500%, 9-1-32	27	29
6.000%, 10-1-32	94	100
6.500%, 10-1-32	83	90
6.000%, 11-1-32	90	95
6.000%, 3-1-33	74	79
5.500%, 4-1-33	128	133
6.000%, 4-1-33	146	154
5.500%, 5-1-33	1,270	1,310
5.500%, 5-1-33	93	97
6.000%, 10-1-33	153	163
5.500%, 1-1-34	88	91
5.500%, 1-1-34	86	89
6.000%, 1-1-34	335	353
5.500%, 3-1-34	125	131
5.500%, 3-1-34	53	55
5.500%, 4-1-34	135	141
5.500%, 4-1-34	38	39
5.000%, 5-1-34	55	57
5.500%, 5-1-34	101	104
5.000%, 7-1-34	2,685	2,732
6.000%, 7-1-34	645	674
5.500%, 11-1-34	1,215	1,259
6.000%, 11-1-34	536	564
5.000%, 12-1-34	3,181	3,252
5.500%, 1-1-35	488	506
5.500%, 2-1-35	145	151
5.500%, 4-1-35	949	983
5.000%, 7-1-35	168	172
5.000%, 7-1-35	88	90
5.000%, 7-1-35	71	72
5.000%, 7-1-35	39	40
5.500%, 8-1-35	90	93
5.500%, 10-1-35	732	763
6.000%, 7-1-37	310	324
6.000%, 9-1-37	565	592
5.500%, 3-1-38	917	948
5.000%, 4-1-38	971	989
5.500%, 5-1-38	1,337	1,381
6.000%, 7-1-38	979	1,025
6.000%, 12-1-38	1,045	1,094
Government National Mortgage Association Agency REMIC/CMO (Interest Only), (F)
0.914%, 6-17-45 (E)	4,440	162
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
5.500%, 7-1-35	1,635	1,687
5.500%, 7-15-38	878	907
5.500%, 10-15-38	662	685
5.500%, 2-15-39	577	596
		39,664

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 31.92%		$40,899

(Cost: $40,228)

UNITED STATES GOVERNMENT OBLIGATIONS

Treasury Inflation Protected Obligations - 1.02%
United States Treasury Notes,
1.875%, 7-15-13 (G)	1,277	1,308

Treasury Obligations - 9.61%
United States Treasury Bonds:
5.375%, 2-15-31 (H)	1,775	2,035
3.500%, 2-15-39	3,980	3,436
United States Treasury Notes:
0.875%, 5-31-11	220	219
1.375%, 3-15-12	180	180
2.250%, 5-31-14	920	908
3.125%, 5-15-19	5,725	5,537
		12,315

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS - 10.63%		$13,623

(Cost: $13,331)

SHORT-TERM SECURITIES

Commercial Paper - 14.68%
Colgate-Palmolive Company,
0.100%, 7-6-09	2,000	2,000
John Deere Capital Corporation,
0.130%, 7-1-09	4,299	4,299
Johnson & Johnson,
0.100%, 7-13-09	2,000	2,000
Praxair Inc.,
0.210%, 7-27-09	6,000	5,999
Straight-A Funding, LLC (Federal Financing Bank),
0.270%, 7-24-09	2,000	2,000
Unilever Capital Corporation,
0.100%, 7-9-09	2,500	2,500
		18,798
Master Note - 2.93%
Toyota Motor Credit Corporation,
0.197%, 7-1-09 (E)	3,760	3,760

TOTAL SHORT-TERM SECURITIES - 17.61%		$22,558

(Cost: $22,558)

TOTAL INVESTMENT SECURITIES - 109.96%		$140,877

(Cost: $150,733)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (9.96%)		(12,764)

NET ASSETS - 100.00%		$128,113

Notes to Schedule of Investments

In accordance with Accounting Standards Codification (ASC) Section 820-10 (formerly Financial Accounting Standard 157), fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820-10 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above ASC 820-10 fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2	Level 3

Investments in Securities
Preferred Stocks	$––	$235	$––
Corporate Debt Securities	––	61,867	1,695
United States Government Agency Obligations	––	40,899	––
United States Government Obligations	––	13,623	––
Short-Term Securities	––	22,558	––

	––	139,182	1,695
Other Financial Instruments+	(35)	––	––

Total	$(35)	$139,182	$1,695

+Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, futures, forward foreign currency contracts and swap contracts.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Corporate Debt Securities

Beginning Balance 4-1-09	$792
Net realized gain (loss)	6
Net unrealized appreciation (depreciation)	43
Net purchases (sales)	854
Transfers in and/or (out) of Level 3 during the period	––

Ending Balance 6-30-09	$1,695

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-09	$43

(A)No dividends were paid during the preceding 12 months.

(B)Security is fully guaranteed by the Federal Deposit Insurance Corporation for both interest and principal under the Debt Guarantee Program of the Temporary Liquidity Guarantee Program.

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At June 30, 2009, the total value of these securities amounted to $10,337 or 8.07% of net assets.

(D)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At June 30, 2009, the total value of these securities amounted to $3,762 or 2.94% of net assets.

(E)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2009.

(F)Amount shown in principal column represents notional amount for computation of interest.

(G)The interest rate for this security is a stated rate, but the interest payments are determined by multiplying the inflation-adjusted principal by one half of the stated rate for each semiannual interest payment date.

(H)Securities serve as collateral for the following open futures contracts at June 30, 2009:

Description	Type	Expiration Date	Number of Contracts	Market Value	Unrealized Appreciation (Depreciation)

U.S. 10 Year Treasury Note	Long	9-21-09	––*	$6,046	$(72)
U.S. 30 Year Treasury Bond	Short	9-21-09	––*	(7,812)	(28)
U.S. 5 Year Treasury Note	Short	9-30-09	––*	(2,983)	38
U.S. 2 Year Treasury Note	Long	9-30-09	––*	9,514	27

				$4,765	$(35)
*Not shown due to rounding.

Securities with an aggregate market value of $29, representing 0.02% of net assets, have been valued in good faith by the Valuation Committee subject to the supervision of the Board of Trustees.

The following acronyms are used throughout this schedule:
CMO = Collateralized Mortgage Obligation
REIT = Real Estate Investment Trust
REMIC = Real Estate Mortgage Investment Conduit
TBA = To Be Announced

SCHEDULE OF INVESTMENTS
Ivy Cundill Global Value Fund
(in thousands)	JUNE 30, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Canada - 6.69%
Fairfax Financial Holdings Limited (A)	49	$12,301
Loblaw Companies Limited (A)	276	8,231
		20,532
Germany - 8.21%
Deutsche Telekom AG, Registered Shares (A)	887	10,411
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft, Registered Shares (A)	109	14,766
		25,177
Hong Kong - 4.57%
First Pacific Company Limited (A)	24,408	14,015

Italy - 14.43%
EXOR S.p.A. (A)	895	12,882
Italmobiliare S.p.A., Non-Convertible Savings Shares (A)	273	5,882
Mediaset S.p.A. (A)	2,324	13,018
Parmalat SpA (A)	5,178	12,486
		44,268
Japan - 17.90%
Daiwa Securities Group Inc. (A)	597	3,563
FamilyMart Co., Ltd. (B)	105	3,293
Kirin Brewery Company, Limited (A)	792	11,099
NIPPONKOA Insurance Company, Limited (A)	799	4,661
Secom Co., Ltd. (A)	14	578
Sega Sammy Holdings Inc. (A)	963	12,222
Sekisui House, Ltd. (A)	630	6,409
Seven & i Holdings Co., Ltd. (A)	554	13,064
		54,889
South Korea - 3.61%
SK Telecom Co., Ltd. (A)	67	9,089
SK Telecom Co., Ltd., ADR	131	1,983
		11,072
Spain - 0.66%
Corporacion Financiera Alba, S.A. (A)	42	2,015

Thailand - 2.43%
Thai Beverage Public Company Limited (A)	50,262	7,461

United States - 34.21%
BCE Inc.	256	5,289
Dell Inc. (B)	983	13,491
DIRECTV Group, Inc. (The) (B)	151	3,739
FedEx Corporation	231	12,826
Liberty Media Corporation, Series A Liberty Entertainment (B)	600	16,058
Louisiana-Pacific Corporation	1,000	3,420
Microsoft Corporation	559	13,278
Montpelier Re Holdings Ltd.	695	9,234
Pfizer Inc.	807	12,103
U.S. Bancorp	175	3,136
Viacom Inc., Class B (B)	546	12,385
		104,959

TOTAL COMMON STOCKS - 92.71%		$284,388

(Cost: $312,609)

PREFERRED STOCKS - 4.62%

South Korea
Samsung Electronics Co., Ltd. (A)	46	$14,158
(Cost: $20,002)

CORPORATE DEBT SECURITIES	Principal

Canada - 0.92%
Nortel Networks Limited:
10.125%, 7-15-13	$3,236	1,100
10.750%, 7-15-16	4,934	1,702
		2,802
United States - 0.37%
American General Finance Corporation,
6.900%, 12-15-17	2,120	1,148

TOTAL CORPORATE DEBT SECURITIES - 1.29%		$3,950

(Cost: $2,420)

SHORT-TERM SECURITIES - 5.27%

Repurchase Agreements
J.P. Morgan Securities, Inc., Repurchase Agreement dated 6-30-09 to be repurchased at $16,151,
0.010%, 7-1-09 (C)	16,151	$16,151
(Cost: $16,151)

TOTAL INVESTMENT SECURITIES - 103.89%		$318,647

(Cost: $351,182)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (3.89%)		(11,927)

NET ASSETS - 100.00%		$306,720

Notes to Schedule of Investments

In accordance with Accounting Standards Codification (ASC) Section 820-10 (formerly Financial Accounting Standard 157), fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820-10 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above ASC 820-10 fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$284,388	$––	$––
Preferred Stocks	14,158	––	––
Corporate Debt Securities	––	3,950	––
Short-Term Securities	––	16,151	––

	298,546	20,101	––
Other Financial Instruments+	––	(9,849)	––

Total	$298,546	$10,252	$––

+Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, futures, forward foreign currency contracts and swap contracts.

The following forward foreign currency contracts were outstanding at June 30, 2009:

Type	Currency	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

Sell	Euro	36,811	7-17-09	$––	$4,183
Sell	Euro	7,473	10-23-09	––	580
Sell	Japanese Yen	4,187,999	10-23-09	––	1,392
Sell	Singapore Dollar	9,736	10-23-09	––	225
Sell	South Korean Won	30,162,930	7-17-09	––	3,469

				$––	$9,849

(A)Listed on an exchange outside the United States.

(B)No dividends were paid during the preceding 12 months.

(C)Collateralized by $14,642 United States Treasury Bond, 5.250% due 11-15-28; market value and accrued interest aggregate $16,584.

The following acronym is used throughout this schedule:
ADR = American Depositary Receipt

SCHEDULE OF INVESTMENTS
Ivy Dividend Opportunities Fund
(in thousands)	JUNE 30, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense - 2.90%
Lockheed Martin Corporation	21	$1,694
Raytheon Company	106	4,703
		6,397
Asset Management & Custody Banks - 0.76%
AllianceBernstein Holding L.P.	84	1,684

Brewers - 1.32%
Molson Coors Brewing Company, Class B	69	2,906

Communications Equipment - 4.74%
Consolidated Communications Holdings, Inc.	179	2,101
Nokia Corporation, Series A, ADR	203	2,959
QUALCOMM Incorporated	119	5,390
		10,450
Computer Hardware - 1.52%
Hewlett-Packard Company	87	3,351

Construction & Engineering - 2.49%
Fluor Corporation	107	5,483

Construction & Farm Machinery & Heavy Trucks - 2.40%
Deere & Company	132	5,291

Data Processing & Outsourced Services - 0.73%
Visa Inc., Class A	26	1,597

Department Stores - 0.94%
Macy's Inc.	176	2,066

Distillers & Vintners - 1.69%
Diageo plc, ADR	65	3,724

Diversified Banks - 0.88%
U.S. Bancorp	108	1,941

Diversified Metals & Mining - 1.64%
Rio Tinto plc, ADR	22	3,622

Electrical Components & Equipment - 1.49%
Emerson Electric Co.	101	3,287

Fertilizers & Agricultural Chemicals - 1.99%
Monsanto Company	59	4,371

Health Care Equipment - 2.44%
Baxter International Inc.	17	903
Medtronic, Inc.	101	3,506
Stryker Corporation	25	976
		5,385
Home Improvement Retail - 0.48%
Lowe's Companies, Inc.	55	1,065

Homebuilding - 0.83%
D.R. Horton, Inc.	195	1,827

Hotels, Resorts & Cruise Lines - 0.67%
Starwood Hotels & Resorts Worldwide, Inc.	67	1,484

Household Products - 4.74%
Colgate-Palmolive Company	118	8,316
Procter & Gamble Company (The)	42	2,133
		10,449
Hypermarkets & Super Centers - 1.33%
Wal-Mart Stores, Inc.	60	2,926

Industrial Gases - 1.53%
Air Products and Chemicals, Inc.	52	3,368

Industrial Machinery - 1.07%
Illinois Tool Works Inc.	63	2,358

Integrated Oil & Gas - 5.22%
BP p.l.c., ADR	69	3,307
Exxon Mobil Corporation	117	8,183
		11,490
Integrated Telecommunication Services - 1.78%
AT&T Inc.	120	2,982
Iowa Telecommunications Services, Inc.	75	944
		3,926
Multi-Utilities - 1.09%
Dominion Resources, Inc.	72	2,400

Oil & Gas Equipment & Services - 8.21%
Halliburton Company	171	3,532
National Oilwell Varco, Inc. (A)	90	2,928
Schlumberger Limited	125	6,769
Smith International, Inc.	80	2,060
Weatherford International Ltd. (A)	143	2,800
		18,089
Oil & Gas Exploration & Production - 3.09%
Apache Corporation	52	3,737
XTO Energy Inc.	80	3,061
		6,798
Oil & Gas Storage & Transportation - 3.36%
El Paso Pipeline Partners, L.P.	149	2,607
Enbridge Inc.	59	2,054
NuStar GP Holdings, LLC	119	2,740
		7,401
Other Diversified Financial Services - 1.31%
JPMorgan Chase & Co.	85	2,886

Pharmaceuticals - 3.26%
Abbott Laboratories	153	7,178

Property & Casualty Insurance - 1.89%
ACE Limited	48	2,135
Travelers Companies, Inc. (The)	49	2,011
		4,146
Railroads - 3.48%
Burlington Northern Santa Fe Corporation	37	2,725
Union Pacific Corporation	95	4,919
		7,644
Restaurants - 1.79%
McDonald's Corporation	68	3,927

Semiconductors - 3.13%
Microchip Technology Incorporated	305	6,886

Soft Drinks - 2.99%
Coca-Cola Company (The)	48	2,287
PepsiCo, Inc.	78	4,298
		6,585
Specialized Finance - 1.65%
CME Group Inc.	12	3,640

Steel - 1.19%
Nucor Corporation	59	2,619

Systems Software - 1.54%
Microsoft Corporation	143	3,400

Tobacco - 7.07%
Altria Group, Inc.	115	1,891
Lorillard, Inc.	101	6,811
Philip Morris International Inc.	158	6,879
		15,581

TOTAL COMMON STOCKS - 90.63%		$199,628

(Cost: $209,190)

SHORT-TERM SECURITIES	Principal

Commercial Paper - 8.57%
John Deere Capital Corporation,
0.130%, 7-1-09	$4,863	4,863
Johnson & Johnson,
0.100%, 7-13-09	2,000	2,000
Roche Holdings, Inc.,
0.190%, 7-9-09	5,000	4,999
Straight-A Funding, LLC (Federal Financing Bank),
0.270%, 7-14-09	4,015	4,015
Total Capital SA,
0.080%, 7-1-09	1,500	1,500
Unilever Capital Corporation,
0.100%, 7-9-09	1,500	1,500
		18,877
Master Note - 0.69%
Toyota Motor Credit Corporation,
0.197%, 7-1-09 (B)	1,519	1,519

TOTAL SHORT-TERM SECURITIES - 9.26%		$20,396

(Cost: $20,396)

TOTAL INVESTMENT SECURITIES - 99.89%		$220,024

(Cost: $229,586)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.11%		251

NET ASSETS - 100.00%		$220,275

Notes to Schedule of Investments

In accordance with Accounting Standards Codification (ASC) Section 820-10 (formerly Financial Accounting Standard 157), fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820-10 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above ASC 820-10 fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$199,628	$––	$––
Short-Term Securities	––	20,396	––

	199,628	20,396	––
Other Financial Instruments+	––	––	––

Total	$199,628	$20,396	$––

+Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, futures, forward foreign currency contracts and swap contracts.

(A)No dividends were paid during the preceding 12 months.

(B)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2009.

The following acronym is used throughout this schedule:
ADR = American Depositary Receipt

SCHEDULE OF INVESTMENTS
Ivy European Opportunities Fund
(in thousands)	JUNE 30, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

British Virgin Islands - 1.10%
Inmarsat plc (A)	269	$2,411

Cayman Islands - 1.68%
Subsea 7 Inc. (A)(B)	363	3,699

Cyprus - 2.23%
Prosafe ASA (A)	668	3,345
Prosafe Production (A)(B)	827	1,557
		4,902
Denmark - 1.45%
A.P. Moller-Maersk A/S (A)	1	3,181

France - 13.08%
BNP Paribas (A)	62	4,011
Carrefour S.A. (A)	123	5,241
France Telecom (A)	389	8,808
Sanofi-Aventis (A)	130	7,642
Societe Generale (A)	56	3,079
		28,781
Germany - 12.20%
adidas AG (A)	85	3,220
Allianz Aktiengesellschaft, Registered Shares (A)	22	2,025
Bayer Aktiengesellschaft (A)	60	3,220
Deutsche Boerse AG (A)	50	3,868
Deutsche Telekom AG, Registered Shares (A)	773	9,075
RWE Aktiengesellschaft (A)	41	3,252
Siemens AG (A)	32	2,179
		26,839
Greece - 4.83%
Coca-Cola Hellenic Bottling Company S.A. (A)	111	2,292
HELLENIC TELECOMMUNICATIONS ORGANISATION S.A. (A)	195	2,987
OPAP S.A. (A)	201	5,356
		10,635
Ireland - 6.39%
CRH public limited company (A)	322	7,345
Grafton Group plc, Units (A)	873	3,184
Paddy Power plc (A)	151	3,519
		14,048
Italy - 2.10%
Eni S.p.A. (A)	195	4,619

Luxembourg - 5.68%
Acergy S.A. (A)	269	2,646
ARCELORMITTAL (A)	99	3,258
SES GLOBAL S.A., Fiduciary Deposit Receipts (A)	346	6,590
		12,494
Netherlands - 8.02%
ASML Holding N.V., Ordinary Shares (A)	164	3,553
Heineken N.V. (A)	155	5,756
Koninklijke KPN N.V. (A)	282	3,882
TNT N.V. (A)	229	4,447
		17,638
Norway - 3.36%
Sevan Marine ASA (A)(B)	560	719
Sevan Marine ASA (A)(B)	324	416
StatoilHydro ASA (A)	318	6,254
		7,389
Spain - 3.14%
Industria de Diseno Textil, S.A. (A)	70	3,340
Telefonica, S.A. (A)	158	3,571
		6,911
Switzerland - 7.81%
Adecco S.A. (A)	52	2,167
ARYZTA AG (A)(B)	76	2,446
Novartis AG, Registered Shares (A)	179	7,255
Synthes, Inc. (A)(B)	19	1,847
UBS AG (A)	115	1,403
Zurich Financial Services, Registered Shares (A)	12	2,065
		17,183
United Kingdom - 22.69%
Ashtead Group plc (A)	1,967	1,836
Aurora Russia Limited (A)(B)	1,557	615
British Sky Broadcasting Group plc (A)	747	5,594
GlaxoSmithKline plc (A)	381	6,702
HSBC Holdings plc (A)	731	6,047
Imperial Tobacco Group PLC (A)	249	6,458
Lloyds Banking Group Plc (A)	2,092	2,407
Man Group plc (A)	474	2,162
MAXjet Airways, Inc. (A)(B)(C)	1,129	–– *
MAXjet Airways, Inc. (A)(B)	150	–– *
tesco plc (A)	981	5,706
Vodafone Group Plc (A)	4,775	9,206
William Hill PLC (A)	994	3,215
		49,948

TOTAL COMMON STOCKS - 95.76%		$210,678

(Cost: $246,399)

PREFERRED STOCKS - 0.95%

Germany
Fresenius AG (A)	39	$2,093
(Cost: $1,852)

SHORT-TERM SECURITIES	Principal

Commercial Paper - 1.62%
Colgate-Palmolive Company,
0.100%, 7-6-09	$1,500	1,500
John Deere Capital Corporation,
0.130%, 7-1-09	2,066	2,066
		3,566
Master Note - 0.15%
Toyota Motor Credit Corporation,
0.197%, 7-1-09 (D)	333	333

TOTAL SHORT-TERM SECURITIES - 1.77%		$3,899

(Cost: $3,899)

TOTAL INVESTMENT SECURITIES - 98.48%		$216,670

(Cost: $252,150)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.52%		3,345

NET ASSETS - 100.00%		$220,015

Notes to Schedule of Investments

In accordance with Accounting Standards Codification (ASC) Section 820-10 (formerly Financial Accounting Standard 157), fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820-10 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above ASC 820-10 fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$210,678	$––	$––
Preferred Stocks	2,093	––	––
Short-Term Securities	––	3,899	––

	212,771	3,899	––
Other Financial Instruments+	––	––	––

Total	$212,771	$3,899	$––

+Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, futures, forward foreign currency contracts and swap contracts.

*Not shown due to rounding.

(A)Listed on an exchange outside the United States.

(B)No dividends were paid during the preceding 12 months.

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At June 30, 2009, the total value of these securities amounted to $-* or 0.00% of net assets.

(D)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2009.

SCHEDULE OF INVESTMENTS
Ivy Global Bond Fund
(in thousands)	JUNE 30, 2009 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value

Aerospace & Defense - 0.61%
BAE Systems Holdings Inc.,
4.750%, 8-15-10 (A)	$500	$502

Agricultural Products - 0.66%
Bunge Limited Finance Corp.:
7.800%, 10-15-12	250	255
5.350%, 4-15-14	300	292
		547
Agriculture - 0.80%
Ciliandra Perkasa Finance Company Pte. Ltd.,
10.750%, 12-8-11	250	232
COSAN FINANCE LIMITED,
7.000%, 2-1-17	128	113
Cosan S.A. Industria e Comercio,
8.250%, 11-15-19	175	126
IOI Resources (L) Berhad, Convertible,
0.000%, 1-15-13 (B)	200	185
		656
Air Freight & Logistics - 0.65%
FedEx Corporation,
7.375%, 1-15-14	500	540

Banking - 1.96%
Banco BMG S.A.,
8.750%, 7-1-10	367	368
Banco Cruzeiro do Sul S.A.,
7.375%, 4-30-10	500	497
Bank of Tokyo-Mitsubishi, Ltd. (The),
8.400%, 4-15-10	500	516
VTB Capital S.A.,
6.609%, 10-31-12	250	234
		1,615
Beverage / Bottling - 2.14%
AmBev International Finance Co. Ltd.,
9.500%, 7-24-17 (C)	BRL450	212
Miller Brewing Company,
5.500%, 8-15-13	$500	495
Molson Coors Capital Finance,
4.850%, 9-22-10	500	512
Panamerican Beverages, Inc.,
7.250%, 7-1-09	325	325
PepsiAmericas, Inc.,
5.750%, 7-31-12	200	214
		1,758
Building Products - 0.26%
Desarrolladora Homex, S.A. de C.V.,
7.500%, 9-28-15	250	215

Cable & Satellite - 0.30%
British Sky Broadcasting Group plc,
8.200%, 7-15-09	250	250

Cable / Media - 0.38%
Grupo Televisa, S.A.,
8.000%, 9-13-11	150	156
Rogers Wireless Inc.,
8.000%, 12-15-12	150	155
		311
Chemicals - 1.25%
Dow Chemical Company (The),
7.600%, 5-15-14	1,000	1,030

Coal & Consumable Fuels - 0.60%
Peabody Energy Corporation,
6.875%, 3-15-13	500	495

Communications Equipment - 0.56%
Reliance Communications Limited, Convertible,
0.000%, 3-1-12 (B)	500	463

Conglomerate / Diversified Mfg - 1.16%
Bombardier Inc.,
6.750%, 5-1-12	750	706
Ingersoll-Rand Global Holding Company Limited,
6.000%, 8-15-13	250	251
		957
Construction Business - 0.30%
Odebrecht Finance Ltd.,
7.500%, 10-18-17	250	248

Consumer Non-Cyclical - 0.23%
Paka Capital Ltd, Convertible,
0.000%, 3-12-13 (B)	200	188

Distillers & Vintners - 0.34%
Diageo Capital plc,
7.375%, 1-15-14	250	283

Diversified Banks - 0.30%
ICICI Bank Limited,
6.625%, 10-3-12	250	246

Diversified Telecom - 0.31%
Telefonica de Argentina S.A.,
9.125%, 11-7-10	250	257

Electric - 7.96%
Abu Dhabi National Energy Company PJSC,
5.620%, 10-25-12	750	759
Aquila, Inc.,
11.875%, 7-1-12 (D)	500	553
DPL Inc.,
6.875%, 9-1-11	500	526
EDP Finance B.V.,
5.375%, 11-2-12	500	524
FirstEnergy Corp.,
6.450%, 11-15-11	275	287
HQI Transelec Chile S.A.,
7.875%, 4-15-11	300	313
NorthWestern Corporation,
5.875%, 11-1-14	500	509
Oncor Electric Delivery Company,
6.375%, 5-1-12	1,000	1,056
PPL Energy Supply, LLC,
6.300%, 7-15-13	500	524
Southern Power Company,
6.250%, 7-15-12	500	535
TransAlta Corporation,
5.750%, 12-15-13	1,000	988
		6,574
Electric Utilities - 1.29%
Monongahela Power Company,
7.950%, 12-15-13 (A)	1,000	1,065

Electronics - 0.60%
STATS ChipPAC Ltd.,
7.500%, 7-19-10	500	495

Energy - 2.49%
China Petroleum & Chemical Corporation, Convertible,
0.000%, 4-24-14 (B)(C)	HKD800	108
CITIC Resources Holdings Limited,
6.750%, 5-15-14	$400	370
Empire Capital Resources Pte. Ltd.,
9.375%, 12-15-11	200	191
Seadrill Ltd., Convertible,
3.625%, 11-8-12	400	312
Subsea 7 Inc., Convertible,
0.000%, 6-29-17 (B)	800	741
Suntech Power Holdings Co., Ltd., Convertible,
0.250%, 2-15-12	350	329
		2,051
Environmental & Facilities Services - 0.31%
Allied Waste Industries, Inc.,
6.500%, 11-15-10	250	254

Finance Companies - 1.10%
C5 Capital (SPV) Limited,
6.196%, 12-31-49 (D)	250	133
Diageo Finance B.V.,
5.500%, 4-1-13	250	263
ISA Capital do Brasil S.A.,
7.875%, 1-30-12	500	515
		911
Forest Products - 0.91%
Sino-Forest Corporation,
9.125%, 8-17-11	750	750

Gas - Local Distribution - 1.91%
AGL Capital Corporation,
7.125%, 1-14-11	1,000	1,027
DCP Midstream, LLC,
9.700%, 12-1-13 (E)	500	551
		1,578
Gas Pipe Lines - 3.93%
KeySpan Corporation,
7.625%, 11-15-10	500	531
Maritimes & Northeast Pipeline, L.L.C.,
7.500%, 5-31-14	1,000	998
Plains All American Pipeline, L.P., PAA Finance Corp.,
7.750%, 10-15-12	1,000	1,064
Transneft,
6.103%, 6-27-12	500	485
Transportadora de Gas Del Sur S.A.,
7.875%, 5-14-17	227	166
		3,244
Health Care Facilities - 0.87%
HCA Inc.:
6.750%, 7-15-13	300	263
9.125%, 11-15-14	225	223
HealthSouth Corporation,
10.750%, 6-15-16	225	226
		712
Health Care Facilities / Supplies - 0.32%
DASA Finance Corporation,
8.750%, 5-29-18	270	266

Hotels, Resorts & Cruise Lines - 0.29%
Royal Caribbean Cruises Ltd.,
8.750%, 2-2-11	250	239

Integrated Oil & Gas - 0.57%
Gazstream S.A.,
5.625%, 7-22-13	494	474

Metals / Mining - 3.30%
ALROSA Finance S.A.,
8.875%, 11-17-14	500	428
Anglo American plc,
9.375%, 4-8-14	500	540
Indo Integrated Energy B.V.,
8.500%, 6-1-12	500	471
Rio Tinto Finance (USA) Limited,
8.950%, 5-1-14	750	833
Vedanta Resources plc,
6.625%, 2-22-10	450	446
		2,718
Multi-Utilities - 1.15%
Black Hills Corporation,
6.500%, 5-15-13	1,000	951

Office Electronics - 0.62%
Xerox Corporation:
7.125%, 6-15-10	250	259
5.500%, 5-15-12	250	249
		508
Oil & Gas - 1.24%
Petro-Canada,
4.000%, 7-15-13	500	486
Sunoco Logistics Partners Operations L.P.,
8.750%, 2-15-14	500	537
		1,023
Oil & Gas Equipment & Services - 0.66%
Smith International, Inc.,
8.625%, 3-15-14	500	548

Oil & Gas Exploration & Production - 0.62%
Anadarko Petroleum Corporation,
5.750%, 6-15-14	500	509

Oil & Gas Storage & Transportation - 1.26%
Northern Border Partners, L.P.,
8.875%, 6-15-10	500	525
ONEOK Partners, L.P.,
5.900%, 4-1-12	500	513
		1,038
Oilfield Machinery & Service - 1.14%
Frontier Oil Corporation,
6.625%, 10-1-11	342	333
Oceanografia, S.A. de C.V.,
11.250%, 7-15-15	150	81
Weatherford International, Inc.,
5.950%, 6-15-12	500	523
		937
Packaged Foods & Meats - 0.32%
Kraft Foods Inc.,
6.000%, 2-11-13	250	266

Paper / Forest Products - 1.80%
Celulosa Arauco y Constitucion S.A.,
8.625%, 8-15-10	500	525
International Paper Company,
7.400%, 6-15-14	400	398
Stora Enso Oyj,
7.375%, 5-15-11	275	260
Weyerhaeuser Company,
6.750%, 3-15-12	300	300
		1,483
Pharmaceuticals - 0.62%
Novartis Capital Corporation,
4.125%, 2-10-14	500	515

Publishing - 0.42%
Pearson Dollar Finance Two plc,
5.500%, 5-6-13	350	345

Railroads - 0.96%
Burlington Northern Santa Fe Corporation,
5.900%, 7-1-12	300	318
TFM, S.A. de C.V.,
9.375%, 5-1-12	500	475
		793
Retail Stores - Other - 0.59%
Parkson Retail Group Limited,
7.125%, 5-30-12	500	483

Service - Other - 0.57%
Waste Management, Inc.,
7.375%, 8-1-10	450	469

Steel - 1.01%
ArcelorMittal,
9.000%, 2-15-15	500	527
Evraz Group S.A.,
8.875%, 4-24-13	375	308
		835
Technology - 0.61%
L-3 Communications Corporation,
7.625%, 6-15-12	500	501

Telecommunications - 0.81%
Global Village Telecom,
12.000%, 6-30-11	650	664

Tobacco - 0.66%
B.A.T. International Finance p.l.c,
8.125%, 11-15-13	500	543

Trading Companies & Distributors - 0.92%
Noble Group Limited,
8.500%, 5-30-13	800	760

Transportation - 0.55%
PB Issuer Limited, Convertible,
3.300%, 2-1-13	500	454

Transportation - Other - 0.15%
Ultrapetrol (Bahamas) Limited,
9.000%, 11-24-14	150	123

Utilities - 1.92%
CESP - Companhia Energetica de Sao Paulo,
9.750%, 1-15-15 (C)	BRL1,000	527
Compania de Transporte de Energia Electrica en Alta Tension TRANSENER S.A.,
8.875%, 12-15-16	$400	272
Duke Energy Field Services, LLC,
7.875%, 8-16-10	500	523
Veolia Environment,
5.250%, 6-3-13	250	259
		1,581
Wireless Telecommunication Service - 0.74%
Mobile TeleSystems Finance S.A.,
8.375%, 10-14-10	200	202
Mobile TeleSystems OJSC,
8.700%, 6-12-18 (C)(D)	RUB6,000	182
VIP Finance Ireland Limited,
8.375%, 4-30-13	$250	227
		611

TOTAL CORPORATE DEBT SECURITIES - 58.00%		$47,832

(Cost: $46,288)

OTHER GOVERNMENT SECURITIES

France - 4.22%
French Treasury Notes (BTAN),
3.750%, 9-12-10 (C)	EUR2,400	3,472

Germany - 0.87%
Bundesobligation,
3.250%, 4-9-10 (C)	500	715

Mexico - 0.23%
United Mexican States Government Bonds,
9.000%, 12-24-09 (C)	MXN2,500	193

Norway - 0.65%
Norway Government Bonds,
6.000%, 5-16-11 (C)	NOK3,200	534

Russia - 0.35%
Open Joint Stock Company "Russian Railroads",
8.500%, 7-6-11 (C)	RUB10,000	290

Supranational - 0.63%
Corporacion Andina de Fomento,
7.375%, 1-18-11	$500	523

TOTAL OTHER GOVERNMENT SECURITIES - 6.95%		$5,727

(Cost: $6,105)

SENIOR LOANS - 0.60%

Consumer Products
Wm. Wrigley Jr. Company,
6.500%, 7-17-14 (D)	491	$492
(Cost: $489)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Mortgage-Backed Obligations
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only), (F)
5.500%, 1-15-38	3,322	470
Federal National Mortgage Association Agency REMIC/CMO,
5.000%, 2-25-35	424	441
Federal National Mortgage Association Agency REMIC/CMO (Interest Only): (F)
5.000%, 6-25-22	962	81
5.000%, 7-25-23	814	90
5.500%, 1-25-33	1,303	144
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.000%, 3-1-22	620	643
5.000%, 8-1-23	330	342
Government National Mortgage Association Agency REMIC/CMO (Interest Only), (F)
5.000%, 7-16-22	894	93
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
4.500%, 6-15-23	362	374

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 3.25%		$2,678

(Cost: $2,999)

SHORT-TERM SECURITIES

Commercial Paper - 21.86%
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.),
0.500%, 7-15-09	3,000	2,999
L'Air Liquide S.A.,
0.210%, 7-10-09	2,000	2,000
Praxair Inc.,
0.210%, 7-27-09	4,000	3,999
Roche Holdings, Inc.,
0.190%, 7-9-09	3,000	3,000
Straight-A Funding, LLC (Federal Financing Bank),
0.270%, 7-14-09	3,500	3,500
Unilever Capital Corporation,
0.100%, 7-9-09	2,537	2,537
		18,035
Master Note - 4.57%
Toyota Motor Credit Corporation,
0.197%, 7-1-09 (D)	3,771	3,771

United States Government Obligations - 3.63%
United States Treasury Bills,
0.000%, 9-24-09	3,000	2,990

TOTAL SHORT-TERM SECURITIES - 30.06%		$24,796

(Cost: $24,796)

TOTAL INVESTMENT SECURITIES - 98.86%		$81,525

(Cost: $80,677)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.14%		936

NET ASSETS - 100.00%		$82,461

Notes to Schedule of Investments

In accordance with Accounting Standards Codification (ASC) Section 820-10 (formerly Financial Accounting Standard 157), fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820-10 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above ASC 820-10 fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2	Level 3

Investments in Securities
Corporate Debt Securities	$––	$47,832	$––
Other Government Securities	––	5,437	290
Senior Loans	––	492	––
United States Government Agency Obligations	––	2,678	––
Short-Term Securities	––	24,796	––

	––	81,235	290
Other Financial Instruments+	––	(153)	––

Total	$––	$81,082	$290

+Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, futures, forward foreign currency contracts and swap contracts.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Other Government Securities

Beginning Balance 4-1-09	$256
Net realized gain (loss)	––
Net unrealized appreciation (depreciation)	34
Net purchases (sales)	––
Transfers in and/or (out) of Level 3 during the period	––

Ending Balance 6-30-09	$290

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-09	$34

The following forward foreign currency contracts were outstanding at June 30, 2009:

Type	Currency	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

Sell	Brazilian Real	1,015	12-2-09	$ ––	$ 78
Buy	Chinese Yuan Renminbi	7,300	4-15-11	2	––
Buy	Chinese Yuan Renminbi	13,100	4-18-11	4	––
Sell	Mexican Peso	2,600	12-24-09	––	10
Sell	Norwegian Krone	3,000	6-24-10	––	9
Sell	Russian Ruble	17,825	11-20-09	––	49
Sell	Swedish Krona	11,900	6-9-10	––	13

				$ 6	$159

(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At June 30, 2009, the total value of these securities amounted to $1,567 or 1.90% of net assets.

(B)Zero coupon bond.

(C)Principal amounts are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real, EUR - Euro, HKD - Hong Kong Dollar, MXN - Mexican Peso, NOK - Norwegian Krone and RUB - Russian Ruble).

(D)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2009.

(E)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At June 30, 2009, the total value of these securities amounted to $551 or 0.67% of net assets.

(F)Amount shown in principal column represents notional amount for computation of interest.

The following acronyms are used throughout this schedule:
CMO = Collateralized Mortgage Obligation
REMIC = Real Estate Mortgage Investment Conduit

SCHEDULE OF INVESTMENTS
Ivy Global Natural Resources Fund
(in thousands)	JUNE 30, 2009 (UNAUDITED)

COMMON STOCKS AND RIGHTS	Shares	Value

Bermuda - 0.72%
Bunge Limited	500	$30,125

Brazil - 6.75%
Companhia de Saneamento de Minas Gerais (A)	4,196	54,365
Companhia Energetica de Minas Gerais - CEMIG, ADR	3,000	40,320
Gerdau S.A.	2,250	23,558
Petroleo Brasileiro S.A.- Petrobras, ADR	500	16,680
Suzano Bahia Sul Papel E Celulose S.A. (A)(B)	8,950	68,467
Usinas Siderurgicas de Minas Gerais S.A. - USIMINAS (A)	750	15,769
Usinas Siderurgicas de Minas Gerais S.A. - USIMINAS (A)	2,250	48,169
Votorantim Celulose e Papel S.A., ADR (B)	1,300	13,923
		281,251
Canada - 11.84%
Agrium Inc.	900	35,901
Anatolia Minerals Development Ltd. (A)(B)	1,597	3,913
Aquiline Resources Inc. (A)(B)	2,000	3,129
ARISE Technologies Corporation (A)(B)	5,000	1,633
Atacama Minerals Corp. (A)(B)(C)	5,880	2,376
Barrick Gold Corporation (A)	614	20,670
Cameco Corporation	363	9,280
Canadian Natural Resources Limited (A)	1,750	92,063
First Quantum Minerals Ltd. (A)	1,000	48,360
Kinross Gold Corporation	750	13,613
MGM Energy Corp. (A)(B)	12,543	1,725
Potash Corporation of Saskatchewan Inc.	2,300	214,015
Sino-Forest Corporation (A)(B)(D)	2,610	27,824
TriStar Oil & Gas Ltd. (A)(B)	2,000	18,897
		493,399
Cayman Islands - 1.19%
China High Speed Transmission Equipment Group Co., Ltd. (A)	12,100	24,106
Subsea 7 Inc. (A)(B)	2,500	25,505
		49,611
Chile - 0.22%
Sociedad Quimica y Minera de Chile S.A., ADR	250	9,048

China - 2.52%
Yingli Green Energy Holding Company Limited, ADR (B)(E)	7,750	105,013

Cyprus - 0.21%
Buried Hill Energy (Cyprus) Public Company Limited (A)(B)(C)	3,630	8,712

Denmark - 2.15%
Vestas Wind Systems A/S (A)(B)	1,250	89,598

Germany - 1.11%
SGL Carbon SE (A)(B)	1,500	46,357

Hong Kong - 0.24%
Guangdong Investment Limited (A)	20,000	9,858

Indonesia - 0.49%
PT Tambang Batubara Bukit Asam (Persero) Tbk (A)	18,000	20,456

Israel - 1.67%
Israel Chemicals Ltd. (A)	7,000	69,483

Kazakhstan - 0.80%
Joint Stock Company KazMunaiGas Exploration Production, GDR (A)	1,750	33,250

Norway - 0.97%
Renewable Energy Corporation ASA (A)(B)	4,500	34,922
Renewable Energy Corporation ASA, Rights (A)(B)	1,552	5,550
		40,472
Panama - 1.46%
McDermott International, Inc. (B)	3,000	60,930

Peru - 0.43%
Compania de Minas Buenaventura S.A.A., ADR	750	18,023

Russia - 5.13%
Open Joint Stock Company Gazprom, ADR (A)	8,000	162,000
Uralkali Group, GDR (A)	3,200	51,520
		213,520
Singapore - 0.44%
Straits Asia Resources Limited (A)	15,000	18,123

South Africa - 2.16%
Gold Fields Limited, ADR	4,250	51,213
Impala Platinum Holdings Limited (A)	1,750	38,682
		89,895
Switzerland - 1.27%
Noble Corporation	1,750	52,938

Thailand - 0.89%
Banpu Public Company Limited (A)	2,875	28,269
Banpu Public Company Limited, Registered Shares (A)	885	8,780
		37,049
United Kingdom - 2.70%
Randgold Resources Limited, ADR	1,750	112,298

United States - 43.69%
Allegheny Technologies Incorporated	1,250	43,663
Alpha Natural Resources, Inc. (B)	2,000	52,540
Ball Corporation	1,000	45,160
Bristow Group Inc. (B)	23	673
Cameron International Corporation (B)(F)	4,750	134,424
Celanese Corporation, Series A	1,166	27,685
Chesapeake Energy Corporation (F)	4,500	89,235
Comstock Resources, Inc. (B)	500	16,525
CONSOL Energy Inc.	1,300	44,148
Copano Energy, L.L.C.	1,000	16,050
Crown Holdings, Inc. (B)	2,250	54,315
Dril-Quip, Inc. (B)	750	28,575
El Paso Corporation	17,000	156,909
Energy Recovery, Inc. (B)	1,000	7,080
Energy Transfer Partners, L.P.	1,500	60,735
FMC Corporation	700	33,110
Foster Wheeler Ltd. (B)	1,500	35,625
GrafTech International Ltd. (B)	4,000	45,240
Halliburton Company (F)	4,750	98,324
Hess Corporation	200	10,750
MarkWest Energy Partners, L.P.	500	9,100
National Oilwell Varco, Inc. (B)	2,500	81,650
Oceaneering International, Inc. (B)	900	40,680
Owens-Illinois, Inc. (B)	3,000	84,030
Peabody Energy Corporation (F)	2,250	67,860
Petrohawk Energy Corporation (B)	7,750	172,824
Questar Corporation	1,750	54,443
Regency Energy Partners LP	1,500	21,840
Rockwood Holdings, Inc. (B)	2,200	32,208
SandRidge Energy, Inc. (B)	1,750	14,910
Smith International, Inc.	500	12,875
Superior Energy Services, Inc. (B)	2,750	47,493
Targa Resources Partners LP	750	10,403
Transocean Inc. (B)	1,650	122,579
Williams Companies, Inc. (The)	3,000	46,830
		1,820,491

TOTAL COMMON STOCKS AND RIGHTS - 89.05%		$3,709,900

(Cost: $3,944,988)

PREFERRED STOCKS

Brazil - 2.57%
Bradespar S.A. (A)	3,120	40,633
CESP - Companhia Energetica de Sao Paulo (A)	4,000	39,643
Companhia Energetica de Minas Gerais - CEMIG (A)	2,000	26,844
		107,120
United States - 0.43%
Konarka Technologies, Inc., 8.0% Cumulative (B)(C)	3,500	17,920

TOTAL PREFERRED STOCKS - 3.00%		$125,040

(Cost: $131,573)

CALL OPTIONS	Number of Contracts

Chesapeake Energy Corporation:
Oct $12.50, Expires 10-19-09	25	18,500
Oct $16.00, Expires 10-19-09	10	4,800
Chevron Corporation:
Sep $45.00, Expires 9-21-09	20	42,200
Sep $50.00, Expires 9-21-09	10	16,500
El Paso Corporation,
Oct $7.00, Expires 10-19-09	65	16,575
Exxon Mobil Corporation,
Oct $55.00, Expires 10-19-09	6	8,632
Occidental Petroleum Corporation,
Nov $45.00, Expires 11-23-09	10	21,100

TOTAL CALL OPTIONS - 3.08%		$128,307

(Cost: $150,088)

CORPORATE DEBT SECURITIES	Principal

Brazil - 0.11%
Bahia Sul Celulose S.A.,
8.614%, 12-1-12 (D)(G)(H)	BRL10,692	4,529

China - 0.37%
Yingli Green Energy Holding Company Limited, Convertible,
0.000%, 12-15-12 (I)	$15,848	15,273

TOTAL CORPORATE DEBT SECURITIES - 0.48%		$19,802

(Cost: $13,924)

SHORT-TERM SECURITIES

Commercial Paper - 3.42%
Colgate-Palmolive Company,
0.100%, 7-6-09	1,500	1,500
Corporacion Andina de Fomento,
0.730%, 9-9-09	31,000	30,956
Kitty Hawk Funding Corp.,
0.280%, 7-17-09	8,000	7,999
Nokia Corp.,
0.220%, 7-22-09	25,000	24,997
PACCAR Financial Corp.,
0.200%, 7-8-09	3,682	3,682
Procter & Gamble Company (The),
0.180%, 7-21-09	10,000	9,999
Roche Holdings, Inc.,
0.170%, 7-7-09	9,122	9,122
Straight-A Funding, LLC:
0.270%, 7-13-09	24,163	24,161
0.270%, 7-14-09	16,000	15,998
0.320%, 8-18-09	5,000	4,998
Straight-A Funding LLC (Federal Financing Bank),
0.260%, 7-24-09	4,256	4,255
Unilever Capital Corporation,
0.160%, 7-9-09	5,000	5,000
		142,667
Master Note - 0.00%
Toyota Motor Credit Corporation,
0.197%, 7-1-09 (G)	2	2

Treasury Bills - 0.10%
United States Treasury Bills,
0.135%, 7-30-09 (F)	4,000	4,000

TOTAL SHORT-TERM SECURITIES - 3.52%		$146,669

(Cost: $146,669)

TOTAL INVESTMENT SECURITIES - 99.13%		$4,129,718

(Cost: $4,387,242)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.87%		36,180

NET ASSETS - 100.00%		$4,165,898

Notes to Schedule of Investments

In accordance with Accounting Standards Codification (ASC) Section 820-10 (formerly Financial Accounting Standard 157), fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820-10 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above ASC 820-10 fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$3,670,988	$30,200	$8,712
Preferred Stocks	107,120	––	17,920
Call Options	128,307	––	––
Corporate Debt Securities	––	15,273	4,529
Short-Term Securities	––	146,669	––

	3,906,415	192,142	31,161
Other Financial Instruments+	4,462	(1,679)	––

Total	$3,910,877	$190,463	$31,161

+Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, futures, forward foreign currency contracts and swap contracts.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Preferred Stocks	Corporate Debt Securities

Beginning Balance 4-1-09	$8,712	$17,920	$3,826
Net realized gain (loss)	––	––	––
Net unrealized appreciation (depreciation)	––	––	703
Net purchases (sales)	––	––	––
Transfers in and/or (out) of Level 3 during the period	––	––	––
Ending Balance 6-30-09	$8,712	$17,920	$4,529

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-09	$––	$––	$703

The following forward foreign currency contracts were outstanding at June 30, 2009:

Type	Currency	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

Sell	Euro	4,400	8-6-09	$––	$283
Sell	Euro	4,500	9-25-09	11	––
Sell	South African Rand	14,400	7-29-09	––	160
Sell	South African Rand	53,000	8-12-09	––	639
Sell	South African Rand	54,000	9-2-09	––	442
Sell	South African Rand	23,000	9-30-09	––	166

				$11	$1,690

(A)Listed on an exchange outside the United States.

(B)No dividends were paid during the preceding 12 months.

(C)Illiquid restricted securities. At June 30, 2009, the following restricted securities were owned:

Security	Acquisition Date(s)	Shares	Cost	Market Value

Atacama Minerals Corp.	8-19-08	5,880	$5,541	$2,376
Buried Hill Energy (Cyprus) Public Company Limited	5-1-07 to 4-18-08	3,630	6,183	8,712
Konarka Technologies, Inc., 8.0% Cumulative	8-31-07	3,500	10,850	17,920

			$22,574	$29,008

The total value of these securities represented approximately 0.70% of net assets at June 30, 2009.

(D)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At June 30, 2009, the total value of these securities amounted to $32,353 or 0.78% of net assets.

(E)Deemed to be an affiliate due to the Fund having at least 5% of the voting securities.

(F)Securities serve as collateral for the following open futures contracts at June 30, 2009:

Description	Type	Expiration Date	Number of Contracts	Market Value	Unrealized Appreciation

S&P 500 Emini	Short	9-18-09	10	$(457,750)	$4,462

(G)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2009.

(H)Principal amounts are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real).

(I)Zero coupon bond.

Securities with an aggregate market value of $31,161, representing 0.75% of net assets, have been valued in good faith by the Valuation Committee subject to the supervision of the Board of Trustees.

The following acronyms are used throughout this schedule:
ADR = American Depositary Receipt
GDR = Global Depositary Receipt

SCHEDULE OF INVESTMENTS
Ivy International Balanced Fund
(in thousands)	JUNE 30, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia - 5.59%
Brambles Limited (A)	610	$2,930
Foster's Group Limited (A)	598	2,483
John Fairfax Holdings Limited (A)	1,995	1,961
National Australia Bank Limited (A)	103	1,866
Telstra Corporation Limited (A)	1,205	3,293
		12,533
China - 2.32%
Industrial and Commercial Bank of China Limited, H Shares (A)(B)	4,016	2,798
Shanda Interactive Entertainment Limited, ADR (C)	14	753
Shanghai Electric Group Company Limited (A)	3,840	1,645
		5,196
Denmark - 1.10%
Carlsberg Group (A)	38	2,459

France - 10.05%
ALSTOM (A)	48	2,803
AXA S.A. (A)	110	2,058
Compagnie Generale des Etablissements Michelin, Class B (A)	50	2,874
Sanofi-Aventis (A)	54	3,186
Sanofi-Aventis (A)(B)	19	1,121
Societe Generale (A)	42	2,312
TOTAL S.A. (A)	91	4,902
Vivendi Universal (A)	137	3,270
		22,526
Germany - 5.81%
Bayer Aktiengesellschaft (A)	31	1,650
Beiersdorf Aktiengesellschaft (A)	43	2,022
Deutsche Boerse AG (A)	22	1,734
RWE Aktiengesellschaft (A)	25	2,000
SAP Aktiengesellschaft (A)	73	2,930
Symrise AG (A)	182	2,682
		13,018
Hong Kong - 1.94%
CNOOC Limited (A)	1,412	1,751
Hutchison Whampoa Limited, Ordinary Shares (A)	398	2,601
		4,352
Italy - 0.89%
Banca Intesa S.p.A. (A)	622	2,004

Japan - 11.52%
Astellas Pharma Inc. (A)	59	2,077
East Japan Railway Company (A)	29	1,725
Japan Tobacco Inc. (A)	1	3,166
JTEKT Corporation (A)	226	2,297
Kabushiki Kaisha Mitsubishi Tokyo Financial Group (A)	284	1,760
KONAMI CORPORATION (A)	91	1,741
Mitsubishi Electric Corporation (A)	557	3,533
Nintendo Co., Ltd. (A)	10	2,846
Nissin Kogyo Co., Ltd. (A)	220	2,809
Sumitomo Mitsui Financial Group, Inc. (A)	53	2,141
Trend Micro Incorporated (A)	55	1,748
		25,843
Netherlands - 0.80%
Koninklijke KPN N.V. (A)	130	1,789

Singapore - 2.05%
DBS Group Holdings Ltd (A)	332	2,701
Singapore Telecommunications Limited (A)	917	1,899
		4,600
South Korea - 1.57%
Samsung Electronics Co., Ltd. (A)	6	2,700
Samsung Electronics Co., Ltd., GDR (D)	4	816
		3,516
Switzerland - 5.67%
Kuoni Travel Holding Ltd., Zurich (A)	6	1,811
Nestle S.A., Registered Shares (A)	93	3,521
Roche Holdings AG, Genussschein (A)	26	3,515
Swiss Reinsurance Company, Registered Shares (A)	55	1,823
Syngenta AG (A)	9	2,034
		12,704
Taiwan - 4.23%
Chunghwa Telecom Co., Ltd., ADR	139	2,766
Lite-On Technology Corporation (A)	1,532	1,331
Lite-On Technology Corporation, GDR (A)	230	1,999
Taiwan Semiconductor Manufacturing Company Ltd. (A)	2,026	3,377
		9,473
United Kingdom - 10.80%
BAE Systems plc (A)	750	4,174
BP p.l.c. (A)	429	3,376
British American Tobacco p.l.c. (A)	64	1,755
Home Retail Group plc (A)	382	1,632
Informa plc (A)	617	2,222
Prudential plc (A)	331	2,251
Serco Group plc (A)	287	1,991
Unilever PLC (A)	153	3,577
Vodafone Group Plc (A)	1,679	3,237
		24,215
United States - 1.56%
Research In Motion Limited (C)	22	1,586
Sohu.com Inc. (C)	31	1,916
		3,502

TOTAL COMMON STOCKS - 65.90%		$147,730

(Cost: $148,005)

PREFERRED STOCKS - 1.10%

Germany
Henkel AG & Co. KGaA (A)	79	$2,465
(Cost: $2,091)

CORPORATE DEBT SECURITIES	Principal

Australia - 2.35%
Fairfax Media Group Finance Pty Limited,
6.250%, 6-15-12 (E)	EUR2,000	2,071
Fosters Group Limited,
6.250%, 3-17-10 (E)	AUD2,000	1,623
Vodafone Group Plc,
6.750%, 1-10-13 (E)	2,000	1,578
		5,272
France - 2.52%
Vivendi,
7.750%, 1-23-14 (E)	EUR2,000	3,098
WPP Finance S.A.,
5.250%, 1-30-15 (E)	2,000	2,559
		5,657
Netherlands - 1.36%
Heineken N.V.,
7.125%, 4-7-14 (E)	2,000	3,045

United Kingdom - 0.99%
Rio Tinto Finance (USA) Limited,
8.950%, 5-1-14	$2,000	2,223

TOTAL CORPORATE DEBT SECURITIES - 7.22%		$16,197

(Cost: $15,935)

OTHER GOVERNMENT SECURITIES

Australia - 2.07%
New South Wales Treasury Corporation,
6.000%, 5-1-12 (E)	AUD4,600	3,799
Queensland Treasury Corporation,
6.000%, 7-14-09 (E)	1,050	847
		4,646
France - 4.54%
French Treasury Bond (OAT),
4.250%, 10-25-17 (E)	EUR6,920	10,177

Germany - 1.51%
KfW, Frankfurt/Main, Federal Republic of Germany:
3.000%, 12-4-09 (E)	CHF3,100	2,880
6.500%, 11-15-11 (E)	NZD739	495
		3,375
Malaysia - 2.69%
Malaysian Government Bonds:
3.756%, 4-28-11 (E)	MYR8,550	2,490
3.461%, 7-31-13 (E)	12,435	3,546
		6,036
Netherlands - 1.33%
Netherlands Government Bonds,
4.500%, 7-15-17 (E)	EUR2,000	2,987

New Zealand - 1.03%
KfW,
6.375%, 2-17-15 (E)	NZD3,100	2,024
New Zealand Government Bonds,
6.000%, 11-15-11 (E)	410	278
		2,302
Poland - 0.46%
Poland Government Bonds,
6.250%, 10-24-15 (E)	PLN3,250	1,037

South Korea - 2.87%
Republic of Korea (The),
7.125%, 4-16-19	$2,890	3,111
South Korea Treasury Bonds,
5.250%, 9-10-12 (E)	KRW4,100,000	3,313
		6,424
Supranational - 0.25%
European Investment Bank,
6.500%, 9-10-14 (E)	NZD861	569

Sweden - 3.10%
Kingdom of Sweeden (The),
5.250%, 3-15-11 (E)	SEK47,170	6,533
Sweden Government Bonds,
4.000%, 12-1-09 (E)	1,970	259
Swedish Export Credit Corporation,
7.625%, 6-30-14 (E)	NZD255	167
		6,959

TOTAL OTHER GOVERNMENT SECURITIES - 19.85%		$44,512

(Cost: $45,770)

SHORT-TERM SECURITIES

Commercial Paper - 6.92%
Colgate-Palmolive Company,
0.100%, 7-6-09	$2,000	2,000
General Mills, Inc.,
0.350%, 7-28-09	2,000	1,999
Hewlett-Packard Company,
0.120%, 7-1-09	2,991	2,991
PACCAR Financial Corp.,
0.160%, 7-8-09	5,024	5,024
Straight-A Funding, LLC (Federal Financing Bank),
0.270%, 7-24-09	1,000	1,000
Unilever Capital Corporation,
0.100%, 7-9-09	2,500	2,500
		15,514
Master Note - 0.02%
Toyota Motor Credit Corporation,
0.197%, 7-1-09 (F)	48	48

TOTAL SHORT-TERM SECURITIES - 6.94%		$15,562

(Cost: $15,562)

TOTAL INVESTMENT SECURITIES - 101.01%		$226,466

(Cost: $227,363)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (1.01%)		(2,264)

NET ASSETS - 100.00%		$224,202

Notes to Schedule of Investments

In accordance with Accounting Standards Codification (ASC) Section 820-10 (formerly Financial Accounting Standard 157), fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820-10 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above ASC 820-10 fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$144,915	$2,815	$––
Preferred Stocks	2,465	––	––
Corporate Debt Securities	––	16,197	––
Other Government Securities	––	44,512	––
Short-Term Securities	––	15,562	––

	147,380	79,086	––
Other Financial Instruments+	––	100	––

Total	$147,380	$79,186	$––

+Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, futures, forward foreign currency contracts and swap contracts.

The following forward foreign currency contracts were outstanding at June 30, 2009:

Type	Currency	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

Buy	Euro	50	9-23-09	$5	$––
Buy	Euro	940	11-16-09	98	––
Sell	Euro	28	9-30-09	––	3

				$103	$3

(A)Listed on an exchange outside the United States.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At June 30, 2009, the total value of these securities amounted to $3,919 or 1.75% of net assets.

(C)No dividends were paid during the preceding 12 months.

(D)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At June 30, 2009, the total value of these securities amounted to $816 or 0.36% of net assets.

(E)Principal amounts are denominated in the indicated foreign currency, where applicable (AUD - Australian Dollar, CHF - Swiss Franc, EUR - Euro, KRW - South Korean Won, MYR - Malaysian Ringgit, NZD - New Zealand Dollar, PLN - Polish Zloty and SEK - Swedish Krona).

(F)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2009.

The following acronyms are used throughout this schedule:
ADR = American Depositary Receipt
GDR = Global Depositary Receipt

SCHEDULE OF INVESTMENTS
Ivy International Core Equity Fund
(in thousands)	JUNE 30, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia - 8.14%
Brambles Limited (A)	1,111	$5,334
Foster's Group Limited (A)	1,390	5,766
John Fairfax Holdings Limited (A)	4,039	3,971
National Australia Bank Limited (A)	293	5,297
Telstra Corporation Limited (A)	2,888	7,889
		28,257
Canada - 1.23%
Shoppers Drug Mart Corporation (A)	99	4,266

Cayman Islands - 1.36%
Mindray Medical International Limited, ADR	169	4,717

China - 1.96%
Industrial and Commercial Bank of China Limited, H Shares (A)(B)	7,027	4,896
Shanda Interactive Entertainment Limited, ADR (C)	37	1,918
		6,814
Denmark - 1.46%
Carlsberg Group (A)	79	5,083

France - 16.80%
ALSTOM (A)	105	6,215
AXA S.A. (A)	241	4,530
Compagnie Generale des Etablissements Michelin, Class B (A)	99	5,615
Metropole Television SA (A)	207	3,923
Sanofi-Aventis (A)	182	10,662
Societe Generale (A)	82	4,490
Technip-Coflexip (A)	109	5,323
TOTAL S.A. (A)	190	10,234
Vivendi Universal (A)	306	7,320
		58,312
Germany - 7.92%
Bayer Aktiengesellschaft (A)	75	4,005
Beiersdorf Aktiengesellschaft (A)	91	4,279
Deutsche Boerse AG (A)	56	4,335
RWE Aktiengesellschaft (A)	63	4,985
SAP Aktiengesellschaft (A)	123	4,950
Symrise AG (A)	334	4,920
		27,474
Hong Kong - 2.77%
Cheung Kong (Holdings) Limited (A)	503	5,783
CNOOC Limited (A)	3,083	3,823
		9,606
India - 1.28%
Tata Consultancy Services Limited (A)	547	4,449

Italy - 1.30%
Banca Intesa S.p.A. (A)	1,397	4,498

Japan - 15.97%
Astellas Pharma Inc. (A)	132	4,672
East Japan Railway Company (A)	64	3,872
Japan Tobacco Inc. (A)	2	5,831
JTEKT Corporation (A)	529	5,389
KONAMI CORPORATION (A)	213	4,085
KOSE Corporation (A)	159	3,361
Mitsubishi Electric Corporation (A)	991	6,285
Nintendo Co., Ltd. (A)	23	6,274
Nissin Kogyo Co., Ltd. (A)	558	7,132
Sumitomo Mitsui Financial Group, Inc. (A)	118	4,815
Trend Micro Incorporated (A)	116	3,720
		55,436
Netherlands - 1.10%
Koninklijke KPN N.V. (A)	278	3,816

Singapore - 2.67%
DBS Group Holdings Ltd (A)	653	5,320
Singapore Telecommunications Limited (A)	1,899	3,933
		9,253
Switzerland - 8.17%
Nestle S.A., Registered Shares (A)	189	7,117
Roche Holdings AG, Genussschein (A)	57	7,777
Swiss Reinsurance Company, Registered Shares (A)	134	4,418
Syngenta AG (A)	22	5,040
TEMENOS Group AG (A)(C)	236	4,016
		28,368
Taiwan - 1.77%
Taiwan Semiconductor Manufacturing Company Ltd.,ADR	653	6,143

United Kingdom - 19.03%
BAE Systems plc (A)	1,644	9,158
Barclays PLC (A)	1,544	7,187
BP p.l.c. (A)	965	7,584
British American Tobacco p.l.c. (A)	140	3,867
Home Retail Group plc (A)	934	3,997
Informa plc (A)	1,256	4,525
International Power plc (A)	1,124	4,403
Prudential plc (A)	671	4,567
Serco Group plc (A)	680	4,724
Tanfield Group PLC (A)(C)	447	477
Unilever PLC (A)	339	7,940
Vodafone Group Plc (A)	3,953	7,621
		66,050
United States - 2.31%
Research In Motion Limited (C)	57	4,053
Sohu.com Inc. (C)	63	3,952
		8,005

TOTAL COMMON STOCKS - 95.24%		$330,547

(Cost: $326,504)

PREFERRED STOCKS - 1.43%

Germany
Henkel AG & Co. KGaA (A)	160	$4,961
(Cost: $5,778)

SHORT-TERM SECURITIES	Principal

Commercial Paper - 4.38%
American Honda Finance Corp.,
0.300%, 7-21-09	$3,000	3,000
John Deere Capital Corporation,
0.130%, 7-1-09	2,105	2,105
Johnson & Johnson,
0.100%, 7-13-09	2,000	2,000
Verizon Communications Inc.:
0.340%, 7-8-09	1,100	1,100
0.360%, 7-14-09	7,000	6,998
		15,203
Master Note - 0.22%
Toyota Motor Credit Corporation,
0.197%, 7-1-09 (D)	765	765

TOTAL SHORT-TERM SECURITIES - 4.60%		$15,968

(Cost: $15,968)

TOTAL INVESTMENT SECURITIES - 101.27%		$351,476

(Cost: $348,250)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (1.27%)		(4,403)

NET ASSETS - 100.00%		$347,073

Notes to Schedule of Investments

In accordance with Accounting Standards Codification (ASC) Section 820-10 (formerly Financial Accounting Standard 157), fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820-10 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above ASC 820-10 fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$330,547	$––	$––
Preferred Stocks	4,961	––	––
Short-Term Securities	––	15,968	––

	335,508	15,968	––
Other Financial Instruments+	––	––	––

Total	$335,508	$15,968	$––

+Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, futures, forward foreign currency contracts and swap contracts.

(A)Listed on an exchange outside the United States.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At June 30, 2009, the total value of these securities amounted to $4,896 or 1.41% of net assets.

(C)No dividends were paid during the preceding 12 months.

(D)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2009.

The following acronym is used throughout this schedule:
ADR = American Depositary Receipt

SCHEDULE OF INVESTMENTS
Ivy International Growth Fund
(in thousands)	JUNE 30, 2009 (UNAUDITED)

COMMON STOCKS AND RIGHTS	Shares	Value

Australia - 3.87%
Brambles Limited (A)	654	$3,139
Telstra Corporation Limited (A)	1,003	2,741
		5,880
Brazil - 2.71%
Cia Brasileira de Meios de Pagamento (A)(B)(C)	122	1,053
Petroleo Brasileiro S.A. - Petrobras, ADR	75	3,066
		4,119
Canada - 2.38%
Shoppers Drug Mart Corporation (A)(D)	34	1,467
Shoppers Drug Mart Corporation (A)	50	2,149
		3,616
China - 9.60%
China Construction Bank Corporation (A)(D)	3,025	2,346
China Life Insurance Company Limited, ADR	46	2,535
China South Locomotive & Rolling Stock Corporation Limited, H Shares (A)	1,015	595
China South Locomotive & Rolling Stock Corporation Limited, H Shares (A)(D)	1,590	931
Industrial and Commercial Bank of China Limited, H Shares (A)(D)	4,825	3,362
Shanda Interactive Entertainment Limited, ADR (C)	27	1,418
Tencent Holdings Limited (A)	293	3,422
		14,609
Denmark - 2.05%
Carlsberg Group (A)	49	3,126

Finland - 2.09%
Fortum Oyj (A)	108	2,457
Nokia OYJ (A)	49	719
		3,176
France - 11.59%
ALSTOM (A)	26	1,549
Compagnie Generale des Etablissements Michelin, Class B (A)	35	2,000
Pinault-Printemps-Redoute SA (A)	19	1,567
Technip-Coflexip (A)	58	2,820
TOTAL S.A. (A)	96	5,186
VINCI (A)	100	4,504
		17,626
Germany - 5.13%
Bayer Aktiengesellschaft (A)	35	1,894
RWE Aktiengesellschaft (A)	18	1,460
SAP Aktiengesellschaft (A)	52	2,089
Vossloh AG (A)	20	2,358
		7,801
Hong Kong - 2.06%
Cheung Kong (Holdings) Limited (A)	162	1,863
Esprit Holdings Limited (A)	228	1,274
		3,137
India - 0.51%
Bharti Airtel Limited (A)(C)	46	773

Italy - 3.31%
Banca Intesa S.p.A. (A)	425	1,367
Finmeccanica SpA (A)	78	1,103
Saipem S.p.A. (A)	106	2,570
		5,040
Japan - 10.32%
Canon Inc. (A)	33	1,082
Central Japan Railway Company (A)	–– *	1,354
East Japan Railway Company (A)	33	1,961
Japan Tobacco Inc. (A)	1	2,790
Mitsubishi Electric Corporation (A)	345	2,188
Nintendo Co., Ltd. (A)	8	2,073
Shin-Etsu Chemical Co., Ltd. (A)	28	1,279
Sumitomo Mitsui Financial Group, Inc. (A)	73	2,970
		15,697
Netherlands - 3.06%
Heineken N.V. (A)	66	2,457
Koninklijke KPN N.V. (A)	160	2,201
		4,658
Spain - 1.43%
Telefonica, S.A. (A)	96	2,173

Sweden - 0.53%
H & M Hennes & Mauritz AB (A)	16	805

Switzerland - 11.24%
Nestle S.A., Registered Shares (A)	146	5,499
Roche Holdings AG, Genussschein (A)	28	3,871
Syngenta AG (A)	14	3,269
TEMENOS Group AG (A)(C)	130	2,219
Zurich Financial Services, Registered Shares (A)	13	2,244
		17,102
United Kingdom - 20.12%
BAE Systems plc (A)	512	2,854
Barclays PLC (A)	592	2,754
British American Tobacco p.l.c. (A)	179	4,937
Capita Group Plc (The) (A)	72	847
IG Group Holdings plc (A)(D)	272	1,254
Informa plc (A)	507	1,826
Marks and Spencer Group plc (A)	318	1,602
National Grid plc (A)	256	2,308
Prudential plc (A)	154	1,049
Reckitt Benckiser Group plc (A)	80	3,643
Rio Tinto plc (A)	24	824
Rio Tinto plc, Rights (A)(C)	12	143
Serco Group plc (A)	254	1,763
Vodafone Group Plc (A)	1,922	3,705
Xstrata plc (A)	103	1,118
		30,627
United States - 2.68%
Monsanto Company	15	1,118
Research In Motion Limited (C)	42	2,958
		4,076

TOTAL COMMON STOCKS AND RIGHTS - 94.68%		$144,041

(Cost: $145,617)

PREFERRED STOCKS - 2.63%

Germany
Fresenius AG (A)	60	3,238
Henkel AG & Co. KGaA (A)	25	762
(Cost: $4,157)		$4,000

SHORT-TERM SECURITIES	Principal

Commercial Paper - 1.57%
Straight-A Funding, LLC (Federal Financing Bank),
0.270%, 7-24-09	$1,000	1,000
Unilever Capital Corporation,
0.100%, 7-9-09	1,392	1,392
		2,392
Master Note - 2.49%
Toyota Motor Credit Corporation,
0.197%, 7-1-09 (E)	3,783	3,783

TOTAL SHORT-TERM SECURITIES - 4.06%		$6,175

(Cost: $6,175)

TOTAL INVESTMENT SECURITIES - 101.37%		$154,216

(Cost: $155,949)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (1.37%)		(2,089)

NET ASSETS - 100.00%		$152,127

Notes to Schedule of Investments

In accordance with Accounting Standards Codification (ASC) Section 820-10 (formerly Financial Accounting Standard 157), fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820-10 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above ASC 820-10 fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$142,988	$1,053	$––
Preferred Stocks	4,000	––	––
Short-Term Securities	––	6,175	––

	146,988	7,228	––
Other Financial Instruments+	––	––	––

Total	$146,988	$7,228	$––

+Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, futures, forward foreign currency contracts and swap contracts.

*Not shown due to rounding.

(A)Listed on an exchange outside the United States.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At June 30, 2009, the total value of these securities amounted to $1,053 or 0.69% of net assets.

(C)No dividends were paid during the preceding 12 months.

(D)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At June 30, 2009, the total value of these securities amounted to $9,360 or 6.15% of net assets.

(E)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2009.

The following acronym is used throughout this schedule:
ADR = American Depositary Receipt

SCHEDULE OF INVESTMENTS
Ivy Managed European/Pacific Fund
(in thousands)	JUNE 30, 2009 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value

Ivy European Opportunities Fund, Class I	934	$17,072
Ivy Pacific Opportunities Fund, Class I	3,171	39,928

TOTAL AFFILIATED MUTUAL FUNDS - 99.82%		$57,000

(Cost: $67,828)

SHORT-TERM SECURITIES - 0.20%	Principal

Master Note
Toyota Motor Credit Corporation,
0.197%, 7-1-09 (A)	$116	116
(Cost: $116)

TOTAL INVESTMENT SECURITIES - 100.02%		$57,116

(Cost: $67,944)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.02%)		(12)

NET ASSETS - 100.00%		$57,104

Notes to Schedule of Investments

In accordance with Accounting Standards Codification (ASC) Section 820-10 (formerly Financial Accounting Standard 157), fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820-10 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above ASC 820-10 fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2	Level 3

Investments in Securities
Affiliated Mutual Funds	$57,000	$––	$––
Short-Term Securities	––	116	––

	57,000	116	––
Other Financial Instruments+	––	––	––

Total	$57,000	$116	$––

+Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, futures, forward foreign currency contracts and swap contracts.

(A)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2009.

SCHEDULE OF INVESTMENTS
Ivy Managed International Opportunities Fund
(in thousands)	JUNE 30, 2009 (UNAUDITED)

AFFILIATED MUTUAL FUNDS	Shares	Value

Ivy European Opportunities Fund, Class I	600	$10,960
Ivy International Balanced Fund, Class I	3,359	38,326
Ivy International Core Equity Fund, Class I	2,398	29,255
Ivy International Growth Fund, Class I	661	15,926
Ivy Pacific Opportunities Fund, Class I	1,620	20,402

TOTAL AFFILIATED MUTUAL FUNDS - 99.85%		$114,869

(Cost: $146,936)

SHORT-TERM SECURITIES - 0.18%	Principal

Master Note
Toyota Motor Credit Corporation,
0.197%, 7-1-09 (A)	$209	$209
(Cost: $209)

TOTAL INVESTMENT SECURITIES - 100.03%		$115,078

(Cost: $147,145)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.03%)		(36)

NET ASSETS - 100.00%		$115,042

Notes to Schedule of Investments

In accordance with Accounting Standards Codification (ASC) Section 820-10 (formerly Financial Accounting Standard 157), fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820-10 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above ASC 820-10 fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2	Level 3

Investments in Securities
Affiliated Mutual Funds	$114,869	$––	$––
Short-Term Securities	––	209	––

	114,869	209	––
Other Financial Instruments+	––	––	––

Total	$114,869	$209	$––

+Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, futures, forward foreign currency contracts and swap contracts.

(A)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2009.

SCHEDULE OF INVESTMENTS
Ivy Micro Cap Growth Fund
(in thousands)	JUNE 30, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Advertising - 1.33%
MDC Partners Inc., Class A (A)	21	$114

Alternative Carriers - 0.84%
Aruba Networks, Inc. (A)	8	72

Apparel Retail - 1.65%
Citi Trends Inc. (A)	6	142

Apparel, Accessories & Luxury Goods - 2.84%
True Religion Apparel, Inc. (A)	8	167
Volcom, Inc. (A)	6	76
		243
Application Software - 6.42%
Blackbaud, Inc.	7	112
Lawson Software, Inc. (A)	17	93
NetScout Systems, Inc. (A)	13	126
OPNET Technologies, Inc.	2	17
SolarWinds, Inc. (A)	3	43
Ultimate Software Group, Inc. (The) (A)	7	160
		551
Auto Parts & Equipment - 2.17%
Westport Innovations Inc. (A)	23	186

Biotechnology - 6.18%
Allos Therapeutics, Inc. (A)	22	186
Dyax Corp. (A)	18	38
Idenix Pharmaceuticals, Inc. (A)	16	58
InterMune, Inc. (A)	10	157
Pharmasset, Inc. (A)	8	92
		531
Broadcasting - 0.65%
Global Traffic Network, Inc. (A)	15	56

Cable & Satellite - 1.00%
RRSat Global Communications Network Ltd.	7	86

Communications Equipment - 3.45%
Blue Coat Systems, Inc. (A)	5	89
Cogo Group, Inc. (A)	12	74
Neutral Tandem, Inc. (A)	5	133
		296
Computer Hardware - 0.49%
3PAR Inc. (A)	3	42

Computer Storage & Peripherals - 2.34%
Compellent Technologies, Inc. (A)	8	118
Netezza Corporation (A)	10	83
		201
Construction & Engineering - 2.31%
MYR Group Inc. (A)	3	65
Orion Marine Group, Inc. (A)	7	133
		198
Distributors - 1.23%
DXP Enterprises, Inc. (A)	9	106

Education Services - 2.56%
Grand Canyon Education, Inc. (A)	13	220

Electrical Components & Equipment - 1.86%
Powell Industries, Inc. (A)	2	74
Ultralife Corporation (A)	12	86
		160
Electronic Manufacturing Services - 0.68%
Maxwell Technologies, Inc. (A)	4	58

Health Care Equipment - 7.77%
Greatbatch, Inc. (A)	3	66
Micrus Endovascular Corporation (A)	8	69
NuVasive, Inc. (A)	3	151
Quidel Corporation (A)	10	148
Somanetics Corporation (A)	7	112
Spectranetics Corporation (The) (A)	24	120
		666
Health Care Services - 4.62%
American CareSource Holdings, Inc. (A)	9	32
CardioNet, Inc. (A)	4	70
Genoptix, Inc. (A)	5	153
Health Grades, Inc. (A)	36	142
		397
Health Care Supplies - 1.14%
Rochester Medical Corporation (A)	7	98

Health Care Technology - 2.43%
Phase Forward Incorporated (A)	14	209

Industrial Machinery - 0.54%
Duoyuan Global Water Inc. ADR (A)	2	46

Internet Software & Services - 4.04%
comScore, Inc. (A)	6	73
Constant Contact, Inc. (A)	6	123
Omniture, Inc. (A)	12	151
		347
Investment Banking & Brokerage - 0.86%
RiskMetrics Group, Inc. (A)	4	74

Life Sciences Tools & Services - 2.29%
Bruker Corporation (A)	13	118
eResearch Technology, Inc. (A)	13	79
		197
Managed Health Care - 1.00%
Molina Healthcare, Inc. (A)	4	86

Movies & Entertainment - 1.84%
Rentrak Corporation (A)	10	158

Oil & Gas Equipment & Services - 4.20%
NATCO Group Inc., Class A (A)	5	171
Natural Gas Services Group, Inc. (A)	7	89
T-3 Energy Services, Inc. (A)	9	101
		361
Oil & Gas Exploration & Production - 0.55%
Brigham Exploration Company (A)	13	47

Pharmaceuticals - 6.59%
Auxilium Pharmaceuticals, Inc. (A)	7	207
Biodel Inc. (A)	8	43
Obagi Medical Products, Inc. (A)	13	94
Questcor Pharmaceuticals, Inc. (A)	31	153
SuperGen, Inc. (A)	34	68
		565
Research & Consulting Services - 0.55%
Hill International, Inc. (A)	11	47

Restaurants - 2.56%
BJ's Restaurants, Inc. (A)	5	84
McCormick & Schmick's Seafood Restaurants, Inc. (A)	7	55
Red Robin Gourmet Burgers, Inc. (A)	4	81
		220
Semiconductors - 8.05%
Cavium Networks, Inc. (A)	5	87
Diodes Incorporated (A)	7	102
Mellanox Technologies, Ltd. (A)	6	73
Microtune, Inc. (A)	33	77
Monolithic Power Systems, Inc. (A)	6	123
NetLogic Microsystems, Inc. (A)	4	145
Pericom Semiconductor Corporation (A)	10	85
		692
Specialty Chemicals - 1.06%
Chemspec International Limited, ADR (A)	8	69
Flotek Industries, Inc. (A)	11	22
		91
Systems Software - 4.80%
CommVault Systems, Inc. (A)	14	238
DemandTec, Inc. (A)	11	94
TeleCommunication Systems, Inc. (A)	11	80
		412
Trucking - 2.14%
Celadon Group, Inc. (A)	10	86
Marten Transport, Ltd. (A)	5	98
		184

TOTAL COMMON STOCKS - 95.03%		$8,159

(Cost: $6,921)

SHORT-TERM SECURITIES - 3.76%	Principal

Master Note
Toyota Motor Credit Corporation,
0.197%, 7-1-09 (B)	$323	$323
(Cost: $323)

TOTAL INVESTMENT SECURITIES - 98.79%		$8,482

(Cost: $7,244)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.21%		104

NET ASSETS - 100.00%		$8,586

Notes to Schedule of Investments

In accordance with Accounting Standards Codification (ASC) Section 820-10 (formerly Financial Accounting Standard 157), fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820-10 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above ASC 820-10 fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$8,159	$––	$––
Short-Term Securities	––	323	––

	8,159	323	––
Other Financial Instruments+	––	––	––

Total	$8,159	$323	$––

+Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, futures, forward foreign currency contracts and swap contracts.

(A)No dividends were paid during the preceding 12 months.

(B)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2009.

The following acronym is used throughout this schedule:
ADR = American Depositary Receipt

SCHEDULE OF INVESTMENTS
Ivy Mortgage Securities Fund
(in thousands)	JUNE 30, 2009 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal		Value

Car Loan - 1.06%
Capital Auto Receivables Asset Trust 2007-2,
8.300%, 2-18-14 (A)	$1,105		$789
Ford Credit Auto Owner Trust 2006-B,
7.120%, 2-15-13 (B)	635		449
Ford Credit Auto Owner Trust 2007-A,
7.050%, 12-15-13 (B)	390		237
			1,475
Consumer Finance - 0.19%
Green Tree Financial Corporation,
8.300%, 11-15-19	301		262

Other Mortgage-Backed Securities - 32.95%
Aames Mortgage Trust 2001-4,
6.650%, 1-25-32 (C)	386		194
ABFS Mortgage Loan Trust 2001-2,
6.990%, 12-25-31 (C)	768		318
ABFS Mortgage Loan Trust 2002-4,
7.423%, 12-15-33 (C)	1,154		259
Asset Securitization Corporation (Interest Only):
1.492%, 10-13-26 (A)(C)(D)	3,154		76
8.621%, 8-13-29 (C)(D)	1,036		179
Associates Manufactured Housing Contract Pass-Through Certificates,
7.900%, 3-15-27	233		232
Banc of America Alternative Loan Trust 2004-11,
6.000%, 12-25-34	932		582
Banc of America Alternative Loan Trust 2005-10,
5.666%, 11-25-35 (C)	1,114		68
Banc of America Alternative Loan Trust 2005-12,
5.803%, 1-25-36 (C)	1,570		172
Banc of America Alternative Loan Trust 2005-6,
6.000%, 7-25-35	763		416
Banc of America Alternative Loan Trust 2005-8:
5.571%, 9-25-35 (C)	1,947		288
5.571%, 9-25-35 (C)	388		22
Banc of America Alternative Loan Trust 2006-4:
6.220%, 5-25-46 (C)	622		107
6.220%, 5-25-46 (C)	870		54
Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2002-2,
6.200%, 7-11-43 (A)	1,200		488
Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2004-6,
5.104%, 12-10-42 (A)(C)	800		331
Banc of America Funding 2004-2 Trust,
6.500%, 7-20-32	1,155		892
Banc of America Funding Corporation,
5.002%, 9-20-34 (C)	1,019		606
Banc of America Mortgage 2007-1 Trust,
6.000%, 3-25-37	3,531		521
Banc of America Mortgage Alternative Loan Trust 2003-5,
5.500%, 7-25-33	1,203		410
Banc of America Mortgage Trust 2003-9,
5.500%, 12-25-33	759		295
Banc of America Mortgage Trust 2004-2:
5.000%, 3-25-19	254		183
5.000%, 3-25-19	197		136
5.500%, 3-25-34	471		258
Banc of America Mortgage Trust 2004-3:
4.875%, 4-25-19	347		206
4.875%, 4-25-19	186		85
Banc of America Structured Securities Trust 2002-X1 F,
6.274%, 10-11-33 (B)	1,750		1,423
BankAmerica Manufactured Housing Contract Trust:
7.800%, 10-10-26	1,116		1,095
7.015%, 1-10-28	423		409
Bear Stearns Commercial Mortgage Securities Inc., Series 2000-WF1 Trust Fund,
6.500%, 2-15-32	1,015		737
Bear Stearns Commercial Mortgage Securities Trust 2002-TOP6,
6.000%, 10-15-36 (A)	938		308
BlackRock Capital Finance,
7.750%, 9-25-26 (A)	492		147
C-Bass 2005-CB3 Trust,
5.109%, 5-25-35 (C)	807		774
C-Bass 2006-MH1 Trust,
5.970%, 10-25-36 (A)(C)	1,326		1,160
C-Bass Mortgage Loan Trust 2007-CB2,
5.891%, 2-25-37 (C)	195		156
Centex Home Equity Loan Trust 2005-C,
5.048%, 6-25-35 (C)	1,801		1,432
CHEQ Home Equity Loan Trust, Series 2006-S2,
0.424%, 7-25-27 (C)	92		88
CHL Mortgage Pass-Through Trust 2002-32,
5.544%, 1-25-33 (B)(C)	1,111		774
CitiMortgage Alternative Loan Trust, Series 2007-A7,
6.237%, 7-25-37 (C)	637		4
Collateralized Mortgage Obligation Trust,
5.000%, 7-1-18	24		25
COMM 2006-CNL2,
5.570%, 2-5-19 (A)(C)	475		225
Commercial Mortgage Asset Trust,
7.800%, 11-17-32 (C)	1,000		1,003
Commercial Mortgage Asset Trust, Commercial Mortgage Pass-Through Certificates, Series 1999-C1,
6.640%, 1-17-32	217		218
CountryPlace Manufactured Housing Contract Trust 2005-1,
4.800%, 12-15-35 (B)(C)	1,275		830
CSFB Commercial Mortgage Trust 2003-C4,
5.322%, 8-15-36 (A)(C)	1,000		271
CWHEQ Home Equity Loan Trust, Series 2006-S3,
6.518%, 1-25-29 (C)	1,094		235
FFCA Secured Lending Corporation:
1.418%, 2-18-22 (B)(C)	1,500		1,184
1.668%, 2-18-22 (B)(C)	1,000		753
First Horizon Mortgage Pass-Through Trust 2003-8,
5.136%, 10-25-33 (C)	331		82
First Horizon Mortgage Pass-Through Trust 2007-4,
5.500%, 8-25-22	793		552
Flagstar Home Equity Loan Trust 2007-1,
5.997%, 1-25-35 (A)(C)	1,130		191
Global Mortgage Securitization 2005-A Ltd. and Global Mortgage Securitization 2005-A LLC:
5.250%, 4-25-32	681		393
5.402%, 4-25-32 (C)	1,059		371
Global Mortgage Securitization Ltd. and Global Mortgage Securitization, LLC:
5.250%, 11-25-32 (B)	924		624
5.250%, 11-25-32 (B)	431		336
GMAC Commercial Mortgage Securities,
5.940%, 7-1-13 (B)	57		47
Home Equity Loan Trust 2003-HS2,
5.090%, 7-25-33 (C)	29		27
Hometown Commercial Capital, LLC Hometown Commercial Mortgage Pass-Through Notes 2006-1,
5.506%, 11-11-38 (B)	1,941		876
Impac CMB Trust Series 2003-2F,
6.000%, 1-25-33 (C)	634		277
J.P. Morgan Alternative Loan Trust 2006-A6,
5.950%, 11-25-36 (C)	2,500		1,148
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
6.221%, 10-12-37 (A)	2,300		1,465
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004 - CIBC8,
3.837%, 1-12-39	850		823
J.P. Morgan Mortgage Acquisition Trust 2006-CW2,
6.337%, 8-25-36 (C)	1,225		344
J.P. Morgan Mortgage Trust 2004-A3,
4.284%, 7-25-34 (C)	944		498
J.P. Morgan Mortgage Trust 2005-S2,
5.673%, 9-25-35 (C)	2,144		400
J.P. Morgan Mortgage Trust 2006-A2:
5.098%, 11-25-33 (C)	768		422
4.615%, 8-25-34 (C)	2,043		497
J.P. Morgan Mortgage Trust 2006-A6,
6.041%, 10-25-36 (C)	2,510		1,506
J.P. Morgan Mortgage Trust 2006-S3,
6.187%, 8-25-36	1,156		64
J.P. Morgan Mortgage Trust 2007-A1,
4.822%, 7-25-35 (C)	2,154		167
LB-UBS Commercial Mortgage Trust 2003-C3,
4.846%, 2-15-37 (A)(C)	300		123
Lehman Mortgage Trust Mortgage Pass-Through Certificates, Series 2006-5,
6.821%, 9-25-36 (C)	1,982		121
Lehman XS Trust, Series 2005-8,
5.690%, 12-25-35	2,966		1,826
Mid-State Capital Corporation 2004-1 Trust:
6.005%, 8-15-37	335		250
6.497%, 8-15-37	1,056		670
Morgan Stanley Dean Witter Capital I Inc. Trust 2002-WL1,
6.396%, 4-25-17 (C)	192		160
Multi Security Asset Trust LP, Commercial Mortgage-Backed Securities Pass-Through Certificates, Series 2005-RR4:
5.880%, 11-28-35 (B)(C)	680		41
5.880%, 11-28-35 (B)(C)	340		20
Multi Security Asset Trust LP, Commercial Mortgage-Backed Securities Pass-Through Certificates, Series 2005-RR4 (Interest Only),
1.130%, 11-28-35 (B)(C)(D)	13,539		162
Multi Security Asset Trust, Commercial Mortgage Pass-Through Certificates, Series 2005-RR4,
5.000%, 11-28-35 (B)	2,000		1,300
NationsLink Funding Corporation, Commercial Mortgage Pass-Through Certificates, Series 1998-2,
5.000%, 8-20-30 (A)	500		423
Oakwood Mortgage Investors, Inc.:
8.100%, 10-15-21 (B)	74		72
7.375%, 8-15-27	80		78
Origen Manufactured Housing Contract Trust 2004-A,
5.700%, 1-15-35	543		402
Origen Manufactured Housing Contract Trust 2004-B,
4.750%, 8-15-21	400		364
Origen Manufactured Housing Contract Trust 2005-B:
5.605%, 5-15-22	360		307
5.910%, 1-15-37	700		497
PHH Alternative Mortgage Trust, Series 2007-1, Class II-B-2,
6.000%, 2-25-37	1,533		121
PNC Mortgage Acceptance Corp.,
7.300%, 10-12-33	247		254
Prudential Home Mortgage Securities:
6.730%, 4-28-24 (B)(C)	3		2
7.963%, 9-28-24 (A)(C)	13		8
RALI Series 2003-QS11 Trust,
5.750%, 6-25-33	2,329		1,430
RAMP Series 2005-RS1 Trust,
5.145%, 1-25-35 (C)	1,013		136
RASC Series 2003-KS10 Trust,
6.410%, 12-25-33	251		90
RESI Finance Limited Partnership 2003-C and RESI Finance DE Corporation 2003-C,
1.723%, 9-10-35 (B)(C)	846		363
RFMSI Series 2004-S5 Trust:
4.500%, 5-25-19	293		220
4.500%, 5-25-19	146		100
Salomon Brothers Mortgage Securities VII, Inc., Mortgage Pass-Through Certificates, Series 1997-HUD1,
7.750%, 12-25-30 (C)	1,010		317
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-21,
5.400%, 11-25-35 (C)	1,575		203
Structured Asset Mortgage Investments, Inc.:
5.457%, 4-30-30 (C)	15		11
5.457%, 4-30-30 (C)	7		5
Structured Asset Securities Corporation:
6.290%, 11-25-32 (C)	221		83
5.250%, 8-25-33	1,214		732
5.250%, 8-25-33	529		250
5.630%, 5-25-34 (C)	696		279
6.000%, 6-25-34 (C)	2,019		726
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2002-MS11 Trust,
5.598%, 12-25-32 (C)	779		480
Wells Fargo Alternative Loan 2007-PA3 Trust:
5.750%, 7-25-37	1,079		360
6.086%, 7-25-37 (C)	1,759		102
6.086%, 7-25-37 (C)	1,552		59
Wells Fargo Mortgage Backed Securities 2003-2 Trust,
5.250%, 2-25-18 (B)	208		134
Wells Fargo Mortgage Backed Securities 2003-4 Trust,
5.500%, 6-25-33	820		383
Wells Fargo Mortgage Backed Securities 2003-9 Trust,
5.250%, 8-25-33 (A)	1,031		451
			45,854
Other Non-Agency REMIC/CMO - 0.22%
Banco Hipotecario Nacional:
7.916%, 7-25-09 (B)	23		––	*
1.764%, 3-25-11 (B)(C)	10		––	*
7.540%, 5-31-17 (B)	––	*	––	*
Bear Stearns Mortgage Securities Inc.,
8.000%, 11-25-29	329		308
			308

TOTAL CORPORATE DEBT SECURITIES - 34.42%			$47,899

(Cost: $103,909)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations - 0.30%
Federal National Mortgage Association,
4.750%, 12-15-10 (E)	400		423

Mortgage-Backed Obligations - 56.66%
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
5.500%, 12-1-17	489		514
5.500%, 9-1-19	794		835
5.300%, 1-15-33	206		214
5.500%, 5-1-34	1,028		1,071
5.500%, 5-1-34	627		654
6.500%, 5-1-34	598		639
5.000%, 7-1-34	3,010		3,058
5.500%, 10-1-34	811		844
5.500%, 7-1-35	3,000		3,095
5.000%, 8-1-35	743		758
5.500%, 10-1-35	1,300		1,351
5.000%, 12-1-35	646		659
6.500%, 7-1-36	839		892
7.000%, 12-1-37	596		642
4.500%, 7-1-39 TBA	265		264
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.000%, 1-1-18	285		303
5.500%, 2-1-18	293		309
5.000%, 5-1-18	966		1,007
5.000%, 10-1-18	900		942
5.500%, 9-1-19	234		247
6.000%, 8-1-23	1,014		1,075
5.500%, 2-1-24	383		398
6.000%, 8-1-29	317		335
7.000%, 11-1-31	149		164
6.500%, 2-1-32	145		157
6.500%, 2-1-32	111		120
6.500%, 2-1-32	97		105
7.000%, 2-1-32	204		225
7.000%, 3-1-32	274		302
6.500%, 4-1-32	58		62
6.500%, 5-1-32	107		116
6.500%, 5-1-32	65		70
6.000%, 9-1-32	116		123
6.500%, 9-1-32	62		66
6.000%, 10-1-32	773		822
6.000%, 10-1-32	771		819
6.500%, 10-1-32	50		55
6.000%, 11-1-32	600		636
6.000%, 11-1-32	366		388
6.000%, 3-1-33	929		987
6.000%, 3-1-33	710		752
6.000%, 3-1-33	198		210
5.500%, 4-1-33	1,385		1,443
5.500%, 5-1-33	4,489		4,633
5.500%, 5-1-33	417		432
5.500%, 5-1-33	232		241
6.000%, 6-1-33	1,583		1,667
6.000%, 6-1-33	619		652
6.500%, 8-1-33	42		45
6.000%, 10-1-33	231		245
6.000%, 12-1-33	430		456
5.500%, 1-1-34	682		708
5.500%, 1-1-34	526		546
5.000%, 3-1-34	790		807
5.000%, 3-1-34	334		341
5.500%, 4-1-34	465		482
5.000%, 5-1-34	149		152
5.000%, 7-1-34	2,970		3,023
6.000%, 7-1-34	2,970		3,105
6.000%, 8-1-34	518		544
5.500%, 9-1-34	874		910
6.000%, 9-1-34	633		665
6.500%, 9-1-34	788		844
5.500%, 11-1-34	520		538
6.000%, 11-1-34	268		282
6.500%, 11-1-34	53		56
5.000%, 12-1-34	1,004		1,026
5.500%, 1-1-35	973		1,009
5.500%, 1-1-35	462		479
5.500%, 2-1-35	1,913		1,993
6.500%, 3-1-35	904		971
5.000%, 7-1-35	652		666
5.500%, 7-1-35	565		585
5.500%, 10-1-35	1,254		1,307
5.500%, 10-1-35	748		779
5.500%, 2-1-36	1,365		1,405
6.500%, 2-1-36	581		622
6.500%, 6-1-36	998		1,064
6.000%, 11-1-36	1,579		1,654
6.000%, 5-1-37	826		864
5.500%, 6-1-37	244		253
6.500%, 8-1-37	1,619		1,726
6.000%, 9-1-37	85		89
6.500%, 9-1-37	1,423		1,517
7.000%, 10-1-37	213		231
7.000%, 10-1-37	198		215
5.500%, 3-1-38	211		218
5.500%, 5-1-38	317		327
Government National Mortgage Association Agency REMIC/CMO (Interest Only): (D)
0.836%, 3-16-34 (C)	6,103		171
0.731%, 7-16-40 (C)	3,021		77
0.108%, 3-16-42 (C)	10,822		46
0.914%, 6-17-45 (C)	17,416		635
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
7.875%, 5-15-17	542		552
6.250%, 7-15-24	212		227
5.000%, 7-15-33	794		815
5.000%, 7-15-34	688		705
5.500%, 12-15-34	707		733
5.500%, 12-15-34	466		483
5.000%, 1-15-35	1,319		1,350
5.500%, 7-1-35	3,000		3,095
5.000%, 12-15-35	1,575		1,606
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, 1995-1 Class 1,
7.213%, 2-15-25 (C)	183		198
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, 1995-1 Class 2,
7.793%, 2-15-25	59		64
			78,859

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 56.96%			$79,282

(Cost: $78,457)

UNITED STATES GOVERNMENT OBLIGATIONS - 0.39%

Treasury Obligations
United States Treasury Notes,
4.500%, 3-31-12 (E)	500		$541
(Cost: $513)

SHORT-TERM SECURITIES

Commercial Paper - 15.13%
Colgate-Palmolive Company,
0.150%, 7-10-09	5,000		5,000
Johnson & Johnson,
0.100%, 7-13-09	5,000		4,999
Kraft Foods Inc.,
0.300%, 7-9-09	3,000		3,000
Merck & Co., Inc.,
0.160%, 7-29-09	4,526		4,525
Total Capital SA,
0.080%, 7-1-09	527		527
Verizon Communications Inc.,
0.360%, 7-14-09	3,000		3,000
			21,051
Master Note - 1.37%
Toyota Motor Credit Corporation,
0.197%, 7-1-09 (C)	1,911		1,911

United States Government Agency Obligations - 5.81%
Federal Home Loan Mortgage Corporation,
0.020%, 7-1-09	3,084		3,084
Federal National Mortgage Association,
0.090%, 7-22-09	5,000		5,000
			8,084

TOTAL SHORT-TERM SECURITIES - 22.31%			$31,046

(Cost: $31,046)

TOTAL INVESTMENT SECURITIES - 114.08%			$158,768

(Cost: $213,925)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (14.08%)			(19,594)

NET ASSETS - 100.00%			$139,174

Notes to Schedule of Investments

In accordance with Accounting Standards Codification (ASC) Section 820-10 (formerly Financial Accounting Standard 157), fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820-10 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above ASC 820-10 fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2	Level 3

Investments in Securities
Corporate Debt Securities	$––	$44,671	$3,228
United States Government Agency Obligations	––	79,282	––
United States Government Obligations	––	541	––
Short-Term Securities	––	31,046	––

	––	155,540	3,228
Other Financial Instruments+	96	––	––

Total	$96	$155,540	$3,228

+Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, futures, forward foreign currency contracts and swap contracts.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Corporate Debt Securities

Beginning Balance 4-1-09	$3,610
Net realized gain (loss)	(272)
Net unrealized appreciation (depreciation)	175
Net purchases (sales)	(285)
Transfers in and/or (out) of Level 3 during the period	––

Ending Balance 6-30-09	$3,228

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-09	$175

(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At June 30, 2009, the total value of these securities amounted to $6,456 or 4.64% of net assets.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At June 30, 2009, the total value of these securities amounted to $9,627 or 6.92% of net assets.

(C)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2009.

(D)Amount shown in principal column represents notional amount for computation of interest.

(E)Securities serve as collateral for the following open futures contracts at June 30, 2009:

Description	Type	Expiration Date	Number of Contracts	Market Value	Unrealized Appreciation (Depreciation)

U.S. 30 Year Treasury Bond	Short	9-21-09	––*	$(8,403)	$(31)
U.S. 10 Year Treasury Note	Short	9-21-09	––*	(6,046)	72
U.S. 5 Year Treasury Note	Short	9-30-09	––*	(4,245)	55

				$(18,694)	$96

*Not shown due to rounding.

The following acronyms are used throughout this schedule:
CMO = Collateralized Mortgage Obligation
REMIC = Real Estate Mortgage Investment Conduit
TBA = To Be Announced

SCHEDULE OF INVESTMENTS
Ivy Pacific Opportunities Fund
(in thousands)	JUNE 30, 2009 (UNAUDITED)

COMMON STOCKS AND RIGHTS	Shares	Value

China - 34.84%
Agile Property Holdings Limited (A)	6,798	$9,771
Beijing New Building Material Company Limited (A)(B)	2,000	3,876
China BlueChemical Ltd., H Shares (A)	8,028	4,216
China CITIC Bank Corporation Limited, H Shares (A)	26,233	17,026
China Distance Education Holdings Limited, ADR (C)	275	1,924
China Life Insurance Company Limited, H Shares (A)	2,558	9,407
China Merchants Bank Co., Limited, H Shares (A)(B)	2,600	5,951
China Oilfield Services Limited (A)	5,696	6,181
China Railway Construction Corporation Limited, H Shares (A)(C)	2,500	3,858
China Resources Power Holdings Company Limited (A)	4,086	9,089
China South Locomotive & Rolling Stock Corporation Limited, H Shares (A)(B)	9,629	5,641
China South Locomotive & Rolling Stock Corporation Limited, H Shares (A)	6,000	3,515
China Yurun Food Group Limited (A)(C)(D)	3,800	5,737
ChinaEdu Corporation, ADR (C)	348	2,603
CNinsure Inc., ADR	188	2,516
Ctrip.com International, Ltd. (C)	50	2,315
Enerchina Holdings Limited (A)(C)	56,718	1,266
Heng Tai Consumables Group Limited (A)(C)	32,063	1,469
Honghua Group Limited (A)(B)	4,000	908
Industrial and Commercial Bank of China Limited, H Shares (A)(B)	21,666	15,096
KWG Property Holding Limited (A)	14,012	9,583
NetEase.com, Inc., ADR (C)	182	6,408
PetroChina Company Limited, H Shares (A)	6,470	7,180
REXLot Holdings Limited (A)(C)	52,975	4,101
Simcere Pharmaceutical Group, ADR (C)	574	4,995
Tencent Holdings Limited (A)	468	5,457
Yanzhou Coal Mining Company Limited, Class H (A)	3,496	4,809
Yingli Green Energy Holding Company Limited, ADR (C)	277	3,748
Zhuzhou CSR Times Electric Co., Ltd., H Shares (A)	5,537	7,845
		166,491
Hong Kong - 12.62%
361 Degrees International Limited (A)(C)(D)	6,750	3,397
BaWang International (Group) Holding Limited (A)(C)(D)	6,000	1,843
Beijing Enterprises Holdings Limited (A)	1,538	7,680
Cheung Kong (Holdings) Limited (A)	576	6,622
China Metal Recycling (Holdings) Limited (A)(C)(D)	6,600	5,586
China National Building Material Company Limited,H Shares (A)	1,500	2,907
China Resources Power Holdings Company Limited, Rights (A)(C)	409	174
China Zhongwang Holdings Limited (A)(B)(C)	5,750	7,894
Fosun International Limited (A)	13,000	8,085
Guangshen Railway Company Limited (A)	3,000	1,417
Pan Asia Environmental Protection Group Limited (A)(B)	13,372	2,088
Pou Sheng International (Holdings) Limited (A)(B)(C)	17,153	2,567
Shui On Land Limited (A)(B)	3,500	2,398
Want Want China Holdings Limited (A)	13,500	7,630
		60,288
India - 8.14%
Bharti Airtel Limited (A)(C)	436	7,293
CESC Limited (A)(B)	450	2,596
iPath MSCI India Index ETN (C)	100	4,896
Nagarjuna Construction Company Limited (A)	1,435	4,035
Reliance Energy Limited (A)	400	9,992
TATA POWER COMPANY LIMITED (THE) (A)	419	10,065
		38,877
Indonesia - 2.12%
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk	142	4,243
PT Bank Rakyat Indonesia (A)	9,513	5,871
		10,114
Malaysia - 2.51%
Gamuda Berhad (A)	6,355	5,008
Genting Berhad (A)	2,068	3,324
Sime Darby Berhad (A)	1,848	3,654
		11,986
Singapore - 8.97%
Cambridge Industrial Trust (A)(B)	9,500	2,296
City Developments Limited (A)	1,563	9,259
DBS Group Holdings Ltd (A)	1,135	9,246
Keppel Corporation Limited (A)	1,382	6,584
Keppel Land Limited (A)	2,602	3,970
SembCorp Industries Ltd (A)	2,074	4,325
United Overseas Bank Limited (A)	707	7,166
		42,846
South Korea - 13.70%
Daelim Industrial Co., Ltd. (A)	56	2,713
ForHuman Co., Ltd. (A)(C)	201	2,449
Hyundai Motor Company (A)	149	8,657
KB Financial Group Inc. (A)	188	6,325
KCC Corporation (A)	14	4,244
Korea Investment Holdings Co., Ltd. (A)	215	6,208
Kyeryong Construction Industrial Co. Ltd (A)	103	1,802
LG Corp. (A)	165	7,875
NHN Corporation (A)(C)	18	2,463
Samsung C&T Corporation (A)	107	3,604
Samsung Electronics Co., Ltd. (A)	17	8,076
SK Corporation (A)	77	6,455
SK Telecom Co., Ltd. (A)	34	4,588
		65,459
Taiwan - 10.26%
Acer Incorporated (A)	2,160	3,759
Asustek Computer Inc. (A)	1,628	2,114
First Commercial Bank Co., Ltd. (A)	11,557	6,904
Fubon Financial Holding Co., Ltd. (A)	9,723	9,097
Hon Hai Precision Ind. Co., Ltd. (A)	3,160	9,777
Taiwan Cement Corporation (A)	3,741	3,580
Taiwan Semiconductor Manufacturing Company Ltd. (A)	4,233	7,057
Yuanta Financial Holdings Co., Ltd. (A)	9,997	6,734
		49,022
Thailand - 0.99%
Advanced Info Service Public Company Limited (A)	962	2,555
PTT Public Company Limited (A)	315	2,163
		4,718
United Kingdom - 1.09%
Standard Chartered PLC (A)	269	5,197

TOTAL COMMON STOCKS AND RIGHTS - 95.24%		$454,998

(Cost: $425,220)

INVESTMENT FUNDS

United States - 1.71%
iShares MSCI Taiwan Index Fund	810	8,172

Vietnam - 0.39%
Vietnam Azalea Fund Limited (C)(E)(F)	500	1,870

TOTAL INVESTMENT FUNDS - 2.10%		$10,042

(Cost: $10,910)

CALL OPTIONS - 0.07%	Number of Contracts

Sina Corporation,
Sep $35.00, Expires 9-21-09	3	$315
(Cost: $492)

CORPORATE DEBT SECURITIES - 0.55%	Principal

China
Suntech Power Holdings Co., Ltd., Convertible,
0.250%, 2-15-12	$2,800	$2,632
(Cost: $2,277)

SHORT-TERM SECURITIES

Commercial Paper - 0.79%
Total Capital SA,
0.080%, 7-1-09	3,765	3,765

Master Note - 0.31%
Toyota Motor Credit Corporation,
0.197%, 7-1-09 (G)	1,471	1,471

TOTAL SHORT-TERM SECURITIES - 1.10%		$5,236

(Cost: $5,236)

TOTAL INVESTMENT SECURITIES - 99.06%		$473,223

(Cost: $444,135)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.94%		4,480

NET ASSETS - 100.00%		$477,703

Notes to Schedule of Investments

In accordance with Accounting Standards Codification (ASC) Section 820-10 (formerly Financial Accounting Standard 157), fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820-10 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above ASC 820-10 fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$428,852	$16,563	$9,583
Investment Funds	8,172	––	1,870
Call Options	315	––	––
Corporate Debt Securities	––	2,632	––
Short-Term Securities	––	5,236	––

	437,339	24,431	11,453
Other Financial Instruments+	(605)	(618)	––

Total	$436,734	$23,813	$11,453

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Investment Funds	Other Financial Instruments+

Beginning Balance 4-1-09	$––	$1,290	$(585)
Net realized gain (loss)	––	––	122
Net unrealized appreciation (depreciation)	––	580	34
Net purchases (sales)	––	––	429
Transfers in and/or (out) of Level 3 during the period	9,583		––

Ending Balance 6-30-09	$9,583	$1,870	$––

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-09	$5,540	$580	$––

+Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, futures, forward foreign currency contracts and swap contracts.

The following forward foreign currency contracts were outstanding at June 30, 2009:

Type	Currency	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

Sell	Singapore Dollar	27,000	7-31-09	$––	$618

The following written options were outstanding at June 30, 2009:

Underlying Security	Contracts Subject to Put	Expiration Month	Exercise Price	Premium Received	Market Value

Sina Corporation	3	September 2009	$27.50	$573	$(605)

(A)Listed on an exchange outside the United States.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At June 30, 2009, the total value of these securities amounted to $51,311 or 10.74% of net assets.

(C)No dividends were paid during the preceding 12 months.

(D)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At June 30, 2009, the total value of these securities amounted to $16,563 or 3.47% of net assets.

(E)Illiquid restricted security. At June 30, 2009, the following restricted security was owned:

Security	Acquisition Date	Shares/ Principal	Cost	Market Value

Vietnam Azalea Fund Limited	6-14-07	500	$3,304	$1,870

The total value of this security represented approximately 0.39% of net assets at June 30, 2009.

(F)Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities. The Fund and other mutual funds managed by its investment manager, Ivy Investment Management Company, or other related parties together own 30% of the outstanding shares of this security at June 30, 2009.

(G)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2009.

Securities with an aggregate market value of $9,583, representing 2.01% of net assets, have been valued in good faith by the Valuation Committee subject to the supervision of the Board of Trustees.

The following acronym is used throughout this schedule:
ADR = American Depositary Receipt

SCHEDULE OF INVESTMENTS
Ivy Real Estate Securities Fund
(in thousands)	JUNE 30, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Diversified Real Estate Activities - 0.25%
Jones Lang LaSalle Incorporated	16	$517

Diversified REITs - 10.15%
Colonial Properties Trust	72	530
Liberty Property Trust	126	2,912
PS Business Parks, Inc.	38	1,817
Vornado Realty Trust	251	11,300
Washington Real Estate Investment Trust	183	4,091
		20,650
Industrial REITs - 5.25%
AMB Property Corporation	124	2,338
DCT Industrial Trust Inc.	541	2,205
EastGroup Properties, Inc.	85	2,810
ProLogis	412	3,324
		10,677
Office REITs - 18.96%
Alexandria Real Estate Equities, Inc.	45	1,600
BioMed Realty Trust, Inc.	205	2,099
Boston Properties, Inc.	208	9,940
Brandywine Realty Trust	173	1,289
Corporate Office Properties Trust	140	4,112
Cousins Properties Incorporated	101	861
Digital Realty Trust, Inc.	189	6,786
Douglas Emmett, Inc.	357	3,209
Duke Realty Corporation	127	1,113
Highwoods Properties, Inc.	142	3,168
Kilroy Realty Corporation	76	1,570
Mack-Cali Realty Corporation	93	2,130
SL Green Realty Corp.	30	693
		38,570
Real Estate Management & Development - 0.24%
CB Richard Ellis Group, Inc., Class A (A)	52	489

Residential REITs - 16.97%
American Campus Communities, Inc.	94	2,076
AvalonBay Communities, Inc.	100	5,594
BRE Properties, Inc., Class A	131	3,117
Camden Property Trust	86	2,376
Equity Lifestyle Properties, Inc.	33	1,242
Equity Residential	375	8,326
Essex Property Trust, Inc.	86	5,321
Home Properties, Inc.	72	2,452
Mid-America Apartment Communities, Inc.	83	3,058
UDR, Inc.	93	963
		34,525
Retail REITs - 20.93%
Acadia Realty Trust	220	2,876
CBL & Associates Properties, Inc.	348	1,873
Federal Realty Investment Trust	96	4,941
Kimco Realty Corporation	231	2,325
Macerich Company (The)	56	983
National Retail Properties, Inc.	138	2,400
Regency Centers Corporation	144	5,010
Saul Centers, Inc.	44	1,307
Simon Property Group, Inc.	332	17,058
Tanger Factory Outlet Centers, Inc.	68	2,208
Taubman Centers, Inc.	60	1,606
		42,587
Specialized REITs - 22.61%
DiamondRock Hospitality Company	114	713
Entertainment Properties Trust	36	735
Health Care Property Investors, Inc.	453	9,596
Health Care REIT, Inc.	175	5,974
Host Hotels & Resorts, Inc.	633	5,312
LaSalle Hotel Properties	43	524
Nationwide Health Properties, Inc.	158	4,064
Public Storage, Inc.	176	11,512
Ventas, Inc.	254	7,591
		46,021
Wireless Telecommunication Service - 0.22%
American Tower Corporation, Class A (A)	14	441

TOTAL COMMON STOCKS - 95.58%		$194,477

(Cost: $248,038)

INVESTMENT FUNDS - 0.12%

Sector Fund-Real Estate
ProShares UltraShort Real Estate	12	$244
(Cost: $248)

SHORT-TERM SECURITIES	Principal

Commercial Paper - 2.61%
Total Capital SA,
0.080%, 7-1-09	$5,304	5,304

Master Note - 1.19%
Toyota Motor Credit Corporation,
0.197%, 7-1-09 (B)	2,418	2,418

TOTAL SHORT-TERM SECURITIES - 3.80%		$7,722

(Cost: $7,722)

TOTAL INVESTMENT SECURITIES - 99.50%		$202,443

(Cost: $256,008)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.50%		1,013

NET ASSETS - 100.00%		$203,456

Notes to Schedule of Investments

In accordance with Accounting Standards Codification (ASC) Section 820-10 (formerly Financial Accounting Standard 157), fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820-10 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above ASC 820-10 fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$194,477	$––	$––
Investment Funds	244	––	––
Short-Term Securities	––	7,722	––

	194,721	7,722	––
Other Financial Instruments+	––	––	––

Total	$194,721	$7,722	$––

+Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, futures, forward foreign currency contracts and swap contracts.

(A)No dividends were paid during the preceding 12 months.

(B)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2009.

The following acronym is used throughout this schedule:
REIT = Real Estate Investment Trust

SCHEDULE OF INVESTMENTS
Ivy Small Cap Value Fund
(in thousands)	JUNE 30, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Apparel Retail - 1.13%
Finish Line, Inc. (The), Class A	233	$1,729

Apparel, Accessories & Luxury Goods - 1.16%
Warnaco Group, Inc. (The) (A)	55	1,772

Application Software - 1.76%
Quest Software, Inc. (A)	76	1,062
TIBCO Software Inc. (A)	226	1,621
		2,683
Asset Management & Custody Banks - 0.93%
Ares Capital Corporation	176	1,419

Auto Parts & Equipment - 0.25%
Superior Industries International, Inc.	27	376

Automotive Retail - 1.97%
Monro Muffler Brake, Inc.	117	2,998

Broadcasting - 1.20%
Liberty Media Corporation, Liberty Capital Series A (A)	135	1,829

Casinos & Gaming - 1.77%
Ameristar Casinos, Inc.	49	936
Pinnacle Entertainment, Inc. (A)	190	1,765
		2,701
Commercial Printing - 1.66%
Corrections Corporation of America (A)	149	2,526

Communications Equipment - 1.88%
Avocent Corporation (A)	113	1,574
Tellabs, Inc. (A)	225	1,288
		2,862
Construction & Engineering - 0.82%
MasTec, Inc. (A)	107	1,251

Consumer Finance - 1.09%
First Cash Financial Services, Inc. (A)	95	1,668

Data Processing & Outsourced Services - 0.39%
Global Cash Access, Inc. (A)	75	595

Diversified Chemicals - 0.94%
FMC Corporation	30	1,433

Diversified Metals & Mining - 0.95%
Thompson Creek Metals Company Inc. (A)	142	1,449

Education Services - 2.18%
Corinthian Colleges, Inc. (A)	68	1,146
Lincoln Educational Services Corporation (A)	104	2,177
		3,323
Electric Utilities - 2.36%
NV Energy, Inc.	220	2,378
Unitil Corporation	59	1,221
		3,599
Electronic Manufacturing Services - 1.32%
Celestica Inc. (A)	295	2,010

Fertilizers & Agricultural Chemicals - 1.03%
Terra Industries Inc.	65	1,577

Food Retail - 3.02%
Casey's General Stores, Inc.	83	2,122
Ruddick Corporation	106	2,490
		4,612
Gas Utilities - 1.70%
Southwest Gas Corporation	117	2,595

General Merchandise Stores - 2.83%
99 Cents Only Stores (A)	188	2,549
Fred's Inc., Class A	141	1,775
		4,324
Health Care Facilities - 1.11%
AmSurg Corp. (A)	79	1,691

Homebuilding - 1.68%
M.D.C. Holdings, Inc.	62	1,867
M/I Homes, Inc.	71	695
		2,562
Human Resource & Employment Services - 1.68%
Resources Connection, Inc. (A)	67	1,156
Watson Wyatt & Company Holdings, Inc., Class A	37	1,403
		2,559
Hypermarkets & Super Centers - 1.65%
BJ's Wholesale Club, Inc. (A)	78	2,514

Industrial Machinery - 1.61%
Chart Industries, Inc. (A)	84	1,520
IDEX Corporation	38	943
		2,463
Investment Banking & Brokerage - 4.48%
KBW, Inc. (A)	83	2,384
Piper Jaffray Companies (A)	54	2,360
Stifel Financial Corp. (A)	43	2,068
		6,812
IT Consulting & Other Services - 0.77%
Forrester Research, Inc. (A)	48	1,181

Managed Health Care - 2.40%
AMERIGROUP Corporation (A)	80	2,159
Coventry Health Care, Inc. (A)	81	1,506
		3,665
Metal & Glass Containers - 2.18%
Silgan Holdings Inc.	68	3,322

Movies & Entertainment - 1.84%
Regal Entertainment Group	211	2,804

Oil & Gas Drilling - 0.47%
Precision Drilling Trust	148	720

Oil & Gas Exploration & Production - 1.92%
Cabot Oil & Gas Corporation	50	1,535
Comstock Resources, Inc. (A)	42	1,398
		2,933
Regional Banks - 8.07%
Bank of Marin Bancorp	28	749
East West Bancorp, Inc.	160	1,037
First Horizon National Corporation	117	1,399
Glacier Bancorp, Inc.	99	1,464
Home BancShares, Inc.	30	575
IBERIABANK Corporation	33	1,301
Pacific Continental Corporation	84	1,013
PacWest Bancorp	78	1,025
Sierra Bancorp	50	625
Texas Capital Bancshares, Inc. (A)	116	1,787
Wintrust Financial Corporation	83	1,327
		12,302
Reinsurance - 3.63%
IPC Holdings, Ltd.	78	2,145
Platinum Underwriters Holdings, Ltd.	56	1,598
RenaissanceRe Holdings Ltd.	39	1,801
		5,544
Residential REITs - 1.65%
American Campus Communities, Inc.	113	2,513

Restaurants - 0.80%
Jack in the Box Inc. (A)	55	1,226

Security & Alarm Services - 2.40%
Brink's Company (The)	45	1,303
GEO Group, Inc. (The) (A)	127	2,351
		3,654
Semiconductor Equipment - 1.96%
Lam Research Corporation (A)	49	1,279
Verigy Ltd. (A)	141	1,716
		2,995
Semiconductors - 6.69%
Atmel Corporation (A)	488	1,818
Cirrus Logic, Inc. (A)	279	1,254
Cypress Semiconductor Corporation (A)	172	1,580
NVIDIA Corporation (A)	127	1,430
PMC-Sierra, Inc. (A)	313	2,488
Sigma Designs, Inc. (A)	101	1,626
		10,196
Specialty Chemicals - 1.51%
Sensient Technologies Corporation	102	2,300

Systems Software - 1.38%
Sybase, Inc. (A)	67	2,103

Technology Distributors - 4.31%
Anixter International Inc. (A)	36	1,365
Arrow Electronics, Inc. (A)	69	1,463
Avnet, Inc. (A)	91	1,922
Tech Data Corporation (A)	56	1,832
		6,582
Thrifts & Mortgage Finance - 0.89%
First Niagara Financial Group, Inc.	119	1,359

Trucking - 2.91%
Arkansas Best Corporation	39	1,017
Marten Transport, Ltd. (A)	95	1,964
Werner Enterprises, Inc.	81	1,466
		4,447

TOTAL COMMON STOCKS - 90.33%		$137,778

(Cost: $130,587)

SHORT-TERM SECURITIES	Principal

Commercial Paper - 6.65%
Burlington Northern Santa Fe Corp.,
0.540%, 7-2-09	$1,500	1,500
Clorox Co.,
0.500%, 7-20-09	2,300	2,299
Kraft Foods Inc.,
0.245%, 7-10-09	857	857
Praxair Inc.,
0.210%, 7-27-09	4,000	4,000
Unilever Capital Corporation,
0.100%, 7-9-09	1,500	1,500
		10,156
Master Note - 3.06%
Toyota Motor Credit Corporation,
0.197%, 7-1-09 (B)	4,662	4,662

TOTAL SHORT-TERM SECURITIES - 9.71%		$14,818

(Cost: $14,818)

TOTAL INVESTMENT SECURITIES - 100.04%		$152,596

(Cost: $145,405)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.04%)		(55)

NET ASSETS - 100.00%		$152,541

Notes to Schedule of Investments

In accordance with Accounting Standards Codification (ASC) Section 820-10 (formerly Financial Accounting Standard 157), fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820-10 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above ASC 820-10 fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$137,778	$––	$––
Short-Term Securities	––	14,818	––

	137,778	14,818	––
Other Financial Instruments+	––	––	––

Total	$137,778	$14,818	$––

+Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, futures, forward foreign currency contracts and swap contracts.

(A)No dividends were paid during the preceding 12 months.

(B)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2009.

The following acronym is used throughout this schedule:
REIT = Real Estate Investment Trust

SCHEDULE OF INVESTMENTS
Ivy Value Fund
(in thousands)	JUNE 30, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense - 2.14%
Raytheon Company	21	$920

Airlines - 0.57%
Delta Air Lines, Inc. (A)	42	243

Brewers - 3.15%
Molson Coors Brewing Company, Class B	32	1,355

Communications Equipment - 2.67%
Nokia Corporation, Series A, ADR	79	1,146

Computer Hardware - 5.77%
Hewlett-Packard Company	45	1,736
International Business Machines Corporation (B)	7	741
		2,477
Consumer Finance - 1.60%
Capital One Financial Corporation (B)	32	689

Department Stores - 2.06%
Macy's Inc.	75	884

Diversified Chemicals - 0.99%
Solutia Inc. (A)	74	426

Drug Retail - 3.69%
CVS Corporation	50	1,587

Health Care Distributors - 7.02%
AmerisourceBergen Corporation	65	1,144
McKesson Corporation	43	1,871
		3,015
Home Improvement Retail - 3.97%
Home Depot, Inc. (The)	34	803
Lowe's Companies, Inc.	47	903
		1,706
Industrial Machinery - 2.39%
Illinois Tool Works Inc.	27	1,026

Integrated Oil & Gas - 13.50%
Chevron Corporation	33	2,153
Exxon Mobil Corporation	12	832
Marathon Oil Corporation	34	1,024
Occidental Petroleum Corporation	20	1,336
Targa Resources Partners LP	33	454
		5,799
Integrated Telecommunication Services - 3.95%
AT&T Inc.	68	1,697

Investment Banking & Brokerage - 2.12%
Morgan Stanley	32	912

Managed Health Care - 2.05%
Aetna Inc.	17	430
Coventry Health Care, Inc. (A)	15	281
UnitedHealth Group Incorporated	7	170
		881
Metal & Glass Containers - 1.93%
Pactiv Corporation (A)	38	830

Mortgage REITs - 2.04%
Annaly Capital Management, Inc.	58	878

Multi-Utilities - 0.94%
Duke Energy Corporation	28	404

Office Electronics - 2.19%
Xerox Corporation	146	943

Oil & Gas Storage & Transportation - 5.64%
Copano Energy, L.L.C.	25	403
Energy Transfer Equity, L.P.	3	66
Enterprise Products Partners L.P.	46	1,148
MarkWest Energy Partners, L.P.	19	340
Regency Energy Partners LP	32	467
		2,424
Other Diversified Financial Services - 4.82%
Bank of America Corporation	157	2,070

Pharmaceuticals - 0.78%
Johnson & Johnson	6	335

Property & Casualty Insurance - 7.77%
ACE Limited	29	1,269
Travelers Companies, Inc. (The)	50	2,067
		3,336
Railroads - 2.90%
Union Pacific Corporation	24	1,249

Regional Banks - 3.06%
PNC Financial Services Group, Inc. (The)	26	1,002
Zions Bancorporation	27	313
		1,315
Reinsurance - 2.23%
Everest Re Group, Ltd.	7	487
RenaissanceRe Holdings Ltd.	10	470
		957
Specialty Stores - 0.91%
Office Depot, Inc. (A)(B)	86	393

Tobacco - 4.25%
Altria Group, Inc.	36	592
Lorillard, Inc.	8	515
Philip Morris International Inc.	16	715
		1,822

TOTAL COMMON STOCKS - 97.10%		$41,719

(Cost: $44,418)

PREFERRED STOCKS - 0.89%

Diversified Metals & Mining
Freeport-McMoRan Copper & Gold Inc., 6.75% Cumulative Convertible	5	$381
(Cost: $226)

SHORT-TERM SECURITIES - 0.82%	Principal

Master Note
Toyota Motor Credit Corporation,
0.197%, 7-1-09 (C)	$352	$352
(Cost: $352)

TOTAL INVESTMENT SECURITIES - 98.81%		$42,452

(Cost: $44,996)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.19%		510

NET ASSETS - 100.00%		$42,962

Notes to Schedule of Investments

In accordance with Accounting Standards Codification (ASC) Section 820-10 (formerly Financial Accounting Standard 157), fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820-10 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above ASC 820-10 fair value hierarchy levels as of June 30, 2009:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$41,719	$––	$––
Preferred Stocks	––	381	––
Short-Term Securities	––	352	––

	41,719	733	––
Other Financial Instruments+	(9)	––	(15)

Total	$41,710	$733	$(15)

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Other Financial Instruments+

Beginning Balance 4-1-09	$––
Net realized gain (loss)	––
Net unrealized appreciation (depreciation)	9
Net purchases (sales)	(24)
Transfers in and/or (out) of Level 3 during the period	––
Ending Balance 6-30-09	$(15)

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-09	$9

+Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, futures, forward foreign currency contracts and swap contracts.

(A)No dividends were paid during the preceding 12 months.

(B)Securities serve as cover or collateral for the following written options outstanding at June 30, 2009:

Underlying Security	Contracts Subject to Call		Expiration Month	Exercise Price	Premium Received	Market Value

International Business Machines Corporation:	––	*	July 2009	$110.00	$7	$(2)
	––	*	July 2009	115.00	2	–– *
Office Depot, Inc.	1		July 2009	5.00	25	(15)

					$34	$(17)

Underlying Security	Contracts Subject to Put		Expiration Month	Exercise Price	Premium Received	Market Value

Bank of America Corporation:	––	*	July 2009	$ 7.00	$2	$––	*
	––	*	August 2009	7.00	5		(1)
	––	*	November 2009	7.00	12		(5)
Exxon Mobil Corporation	––	*	July 2009	50.00	6	––	*
Nokia Corporation, Series A, ADR	––	*	July 2009	12.00	10		(1)
RenaissanceRe Holdings Ltd.	––	*	July 2009	40.00	5	––	*
Zions Bancorporation	––	*	July 2009	7.50	9	––	*

					$49		$(7)

*Not shown due to rounding.

(C)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2009.

The following acronyms are used throughout this schedule:
ADR = American Depositary Receipt
REIT = Real Estate Investment Trust

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ivy Funds
(Registrant)

By	/s/Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date: August 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: August 27, 2009

By	/s/Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: August 27, 2009